UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.)

35th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

646-572-3390

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 99.9%
Accommodation - 1.1%
3,462	Starwood Hotels & Resorts Worldwide, Inc.	$258,646

Administrative and Support Services - 1.1%
6,141	Paychex, Inc.	256,817

Air Transportation - 2.2%
10,623	Delta Air Lines, Inc.	325,170
9,536	JetBlue Airways Corp. (a)	83,536
2,098	United Continental Holdings, Inc. (a)	96,172

		504,878

Amusement, Gambling, and Recreation Industries - 3.5%
10,263	Cedar Fair LP	510,482
1,069	Las Vegas Sands Corp.	81,800
3,022	The Walt Disney Co.	219,427

		811,709

Apparel Manufacturing - 1.2%
4,841	V F Corp.	282,956

Building Material and Garden Equipment and Supplies Dealers - 1.0%
3,128	Home Depot, Inc.	240,387

Chemical Manufacturing - 1.9%
1,128	Gilead Sciences, Inc. (a)	90,973
784	Idexx Laboratories, Inc. (a)	89,580
1,629	Mallinckrodt PLC (a)	94,205
995	Mead Johnson Nutrition Co.	76,506
1,997	RPM International, Inc.	79,221

		430,485

Computer and Electronic Product Manufacturing - 6.6%
993	Apple, Inc.	497,096
15,867	Arris Group, Inc (a)	410,955
3,324	Microsemi Corp. (a)	77,915
10,078	Seagate Technology PLC	532,723

		1,518,689

Couriers and Messengers - 0.3%
595	FedEx Corp.	79,325

Credit Intermediation and Related Activities - 9.0%
6,110	Capital One Financial Corp.	431,427
29,126	Fifth Third Bancorp	612,228
711	FleetCor Technologies, Inc. (a)	75,594
1,501	Ocwen Financial Corp. (a)	66,254
47,676	Susquehanna Bancshares, Inc.	516,331
6,373	UMB Financial Corp.	377,855

		2,079,689

Data Processing, Hosting and Related Services - 1.7%
1,791	Akamai Technologies, Inc. (a)	85,395
4,424	Fidelity National Information Services, Inc.	224,297
1,466	Red Hat, Inc. (a)	82,829

		392,521

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
1,180	Spectrum Brands Holdings, Inc.	88,795

Food Manufacturing - 2.0%
4,570	Green Mountain Coffee Roasters, Inc.	370,170
920	Hain Celestial Group, Inc. (a)	84,539

		454,709

Food Services and Drinking Places - 1.8%
476	Panera Bread Co. Class A (a)	80,477
1,084	Starbucks Corp.	77,094
5,605	The Cheesecake Factory, Inc.	249,647

		407,218

Furniture and Home Furnishings Stores - 0.3%
1,220	Restoration Hardware Holdings, Inc. (a)	69,223

General Merchandise Stores - 0.3%
1,455	Dollar Tree, Inc. (a)	73,506

Insurance Carriers and Related Activities - 14.8%
729	Alleghany Corp. (a)	271,428
4,692	Allied World Assurance Co. Holdings AG	482,901
9,747	Amtrust Financial Services, Inc.	314,633
6,886	Arthur J. Gallagher & Co.	318,340
1,408	Centene Corp. (a)	85,325
4,416	Chubb Corp.	373,329
10,804	Cincinnati Financial Corp.	523,454
9,188	Mercury General Corp.	421,086
6,473	Prudential Financial, Inc.	546,256
5,941	Radian Group, Inc.	88,402

		3,425,154

Management of Companies and Enterprises - 2.4%
33,002	Associated Banc-Corp	543,543

Merchant Wholesalers, Durable Goods - 1.1%
3,616	Covidien PLC	246,756

Miscellaneous Store Retailers - 0.4%
17,062	Office Depot, Inc. (a)	83,433

Oil and Gas Extraction - 5.1%
957	Apache Corp.	76,809
2,162	Cabot Oil & Gas Corp.	86,437
3,152	Chesapeake Energy Corp.	84,820
503	EOG Resources, Inc.	83,116
4,037	Helmerich & Payne, Inc.	355,417
6,869	Phillips 66	502,055

		1,188,654

Other Information Services - 0.4%
1,444	Facebook, Inc. (a)	90,351

Paper Manufacturing - 2.7%
5,000	Domtar Corp.	537,050
3,092	KapStone Paper and Packaging Corp. (a)	86,483

		623,533

Petroleum and Coal Products Manufacturing - 5.5%
2,088	Chevron Corp.	233,083
5,495	Marathon Petroleum Corp.	478,340
1,316	Murphy Oil Corp.	74,499
1,657	Valero Energy Corp.	84,673
10,355	Western Refining, Inc.	404,984

		1,275,579

Pipeline Transportation - 1.6%
6,776	Energy Transfer Partners LP	376,136

Primary Metal Manufacturing - 1.7%
9,673	Worthington Industries, Inc.	392,143

Professional, Scientific, and Technical Services - 3.5%
5,930	Accenture PLC Class A	473,688
300	Biogen Idec, Inc. (a)	93,792
6,159	Solarwinds, Inc. (a)	245,683

		813,163

Publishing Industries (except Internet) - 3.0%
16,517	Nuance Communications, Inc. (a)	253,206
9,777	Oracle Corp.	360,771
2,388	PTC, Inc. (a)	85,204

		699,181

Rail Transportation - 0.4%
918	Norfolk Southern Corp.	84,998

Real Estate - 8.7%
28,949	Annaly Capital Management, Inc.	311,781
17,058	Brixmor Property Group, Inc.	352,759
8,498	Digital Realty Trust, Inc.	433,313
54,700	MFA Financial, Inc.	398,763
11,417	RLJ Lodging Trust	285,197
1,448	Simon Property Group, Inc.	224,208

		2,006,021

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.0%
387	Affiliated Managers Group (a)	77,106
2,484	Apollo Global Management LLC	80,605
15,040	E*TRADE Financial Corp. (a)	301,101
1,226	Financial Engines, Inc.	74,688
3,159	Frank’s International N.V.	74,047
993	T. Rowe Price Group, Inc.	77,891

		685,438

Support Activities for Mining - 2.2%
3,350	Cliffs Natural Resources, Inc.	64,722
1,456	Diamond Offshore Drilling, Inc.	70,674
5,788	Oiltanking Partners LP	368,291

		503,687

Telecommunications - 0.7%
1,427	Dish Network Corp. (a)	80,454
1,760	Ubiquiti Networks, Inc. (a)	72,512

		152,966

Transportation Equipment Manufacturing - 1.4%
917	Huntington Ingalls Industries, Inc.	87,133
1,043	Lear Corp.	75,440
976	Lennox International, Inc.	84,483
1,525	Trinity Industries, Inc.	88,801

		335,857

Utilities - 5.8%
5,103	Dominion Resources, Inc.	346,545
12,482	Energy Transfer Equity LP	520,749
10,652	UGI Corp.	462,190

		1,329,484

Water Transportation - 0.4%
2,105	Carnival Corp.	82,495

Wood Product Manufacturing - 0.7%
3,616	Masco Corp.	76,515
2,662	Weyerhaeuser Co.	79,540

		156,055

	TOTAL COMMON STOCKS (Cost $23,227,732)	$23,044,180

	TOTAL INVESTMENTS (Cost $23,227,732) - 99.9%	$23,044,180
	Other Assets in Excess of Liabilities - 0.1%	23,567

	TOTAL NET ASSETS - 100.0%	$23,067,747

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Direxion S&P 500® DRRC Index Volatility Response Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 99.9%
Accommodation - 0.4%
1,023	Host Hotels & Resorts, Inc.	$18,813
424	Leucadia National Corp.	11,588
304	Marriott International, Inc. Class A	14,987
259	Starwood Hotels & Resorts Worldwide, Inc.	19,350
176	Wyndham Worldwide Corp.	12,485

		77,223

Administrative and Support Services - 1.1%
66	Alliance Data Systems Corp. (a)	15,818
600	Baker Hughes, Inc.	33,984
52	Dun & Bradstreet Corp.	5,720
165	Equifax, Inc.	11,560
256	Moody’s Corp.	19,092
440	Paychex, Inc.	18,401
70	priceline.com, Inc. (a)	80,142
188	Robert Half International, Inc.	7,855
271	The ADT Corp.	8,141
150	TripAdvisor, Inc. (a)	11,578
590	Waste Management, Inc.	24,650

		236,941

Air Transportation - 0.3%
1,158	Delta Air Lines, Inc.	35,446
943	Southwest Airlines Co.	19,756

		55,202

Ambulatory Health Care Services - 0.2%
239	DaVita, Inc. (a)	15,518
118	Laboratory Corp. of America Holdings (a)	10,600
197	Quest Diagnostics, Inc.	10,343

		36,461

Amusement, Gambling, and Recreation Industries - 0.9%
2,211	The Walt Disney Co.	160,541
109	Wynn Resorts Ltd.	23,699

		184,240

Apparel Manufacturing - 0.3%
136	Cintas Corp.	7,761
243	Michael Kors Holdings Ltd. (a)	19,423
110	PVH Corp.	13,296
477	V F Corp.	27,881

		68,361

Beverage and Tobacco Product Manufacturing - 3.6%
2,706	Altria Group, Inc.	95,305
221	Beam, Inc.	18,409
219	Brown Forman Corp. Class B	16,863
5,138	Coca-Cola Co.	194,319
327	Coca-Cola Enterprises, Inc.	14,156
225	Constellation Brands, Inc. Class A (a)	17,251
271	Dr Pepper Snapple Group, Inc.	12,975
498	Lorillard, Inc.	24,512
214	Molson Coors Brewing Co. Class B	11,265
184	Monster Beverage Corp. (a)	12,494
2,075	Pepsico, Inc.	166,747
2,168	Philip Morris International, Inc.	169,408
424	Reynolds American, Inc.	20,564

		774,268

Broadcasting (except Internet) - 1.9%
290	Cablevision Systems Corp. Class A	4,651
755	CBS Corp. Class B	44,334
3,526	Comcast Corp. Class A	191,991
661	DIRECTV Class A (a)	45,893
305	Discovery Communications, Inc. Class A (a)	24,333
148	Scripps Networks Interactive, Inc. Class A	10,733
381	Time Warner Cable, Inc.	50,776
549	Viacom, Inc. Class B	45,073

		417,784

Building Material and Garden Equipment and Supplies Dealers - 1.1%
369	Fastenal Co.	16,210
1,905	Home Depot, Inc.	146,399
1,415	Lowe’s Companies, Inc.	65,501

		228,110

Chemical Manufacturing - 10.9%
2,092	Abbott Laboratories	76,693
2,152	AbbVie, Inc.	105,943
235	Actavis PLC (a)	44,410
286	Air Products & Chemicals, Inc.	30,070
265	Alexion Pharmaceuticals, Inc. (a)	42,064
402	Allergan, Inc.	46,069
587	Avon Products, Inc.	8,740
2,228	Bristol-Myers Squibb Co.	111,333
558	Celgene Corp. (a)	84,777
78	CF Industries Holdings, Inc.	18,007
175	Clorox Co.	15,447
1,189	Colgate-Palmolive Co.	72,803
1,253	E.I. du Pont de Nemours and Co.	76,446
208	Eastman Chemical Co.	16,216
367	Ecolab, Inc.	36,898
1,341	Eli Lilly & Co.	72,427

180	FMC Corp.	12,713
321	Forest Laboratories, Inc. (a)	21,282
2,075	Gilead Sciences, Inc. (a)	167,349
224	Hospira, Inc. (a)	9,858
110	International Flavors & Fragrances, Inc.	9,535
3,817	Johnson & Johnson	337,690
591	LyondellBasell Industries N.V. Class A	46,547
273	Mead Johnson Nutrition Co.	20,991
3,953	Merck & Co., Inc.	209,390
711	Monsanto Co.	75,757
461	Mosaic Co.	20,588
518	Mylan, Inc. (a)	23,522
180	Perrigo Company PLC (a)	28,019
8,769	Pfizer, Inc.	266,578
192	PPG Industries, Inc.	35,013
398	Praxair, Inc.	49,639
106	Regeneron Pharmaceuticals, Inc. (a)	30,591
1,641	The Dow Chemical Co.	74,682
316	Vertex Pharmaceuticals, Inc. (a)	24,977
676	Zoetis, Inc.	20,523

		2,343,587

Clothing and Clothing Accessories Stores - 0.6%
358	Gap, Inc.	13,633
330	L Brands, Inc.	17,279
194	Nordstrom, Inc.	11,145
293	Ross Stores, Inc.	19,898
149	Tiffany & Co.	12,395
962	TJX Companies, Inc.	55,180
148	Urban Outfitters, Inc. (a)	5,301

		134,831

Computer and Electronic Product Manufacturing - 9.9%
448	Agilent Technologies, Inc.	26,051
434	Altera Corp.	14,509
214	Amphenol Corp. Class A	18,592
421	Analog Devices, Inc.	20,322
1,217	Apple, Inc.	609,230
1,629	Applied Materials, Inc.	27,400
730	Broadcom Corp. Class A	21,725
7,234	Cisco Systems, Inc.	158,497
811	Danaher Corp.	60,330
2,784	EMC Corp.	67,484
96	First Solar, Inc. (a)	4,856
192	FLIR System, Inc.	6,090
66	Fossil Group, Inc. (a)	7,381
166	Garmin Ltd.	7,478
91	Harman International Industries, Inc.	9,412

145	Harris Corp.	10,054
2,600	Hewlett-Packard Co.	75,400
6,726	Intel Corp.	165,056
250	Jabil Circuit, Inc.	4,493
683	Juniper Networks, Inc. (a)	18,175
120	L-3 Communications Holdings, Inc.	13,328
317	Linear Technology Corp.	14,119
737	LSI Corp.	8,129
1,351	Medtronic, Inc.	76,413
268	Microchip Technology, Inc.	12,023
1,423	Micron Technology, Inc. (a)	32,786
312	Motorola Solutions, Inc.	19,906
461	NetApp, Inc.	19,519
300	Northrop Grumman Corp.	34,665
783	NVIDIA Corp.	12,293
270	Pentair Ltd.	20,069
152	PerkinElmer, Inc.	6,627
2,286	QUALCOMM, Inc.	169,667
432	Raytheon Co.	41,070
188	Rockwell Automation, Inc.	21,590
134	Roper Industries, Inc.	18,390
306	SanDisk Corp.	21,282
441	Seagate Technology PLC	23,311
395	St. Jude Medical, Inc.	23,988
221	Teradata Corp. (a)	9,088
1,481	Texas Instruments, Inc.	62,794
489	Thermo Fisher Scientific, Inc.	56,303
630	Tyco International Ltd.	25,509
143	Varian Medical Systems, Inc. (a)	11,627
285	Western Digital Corp.	24,558
363	Xilinx, Inc.	16,851

		2,128,440

Construction of Buildings - 0.1%
385	D.R. Horton, Inc. (a)	9,040
226	Lennar Corp. Class A	9,076
466	PulteGroup, Inc.	9,469

		27,585

Couriers and Messengers - 0.7%
403	FedEx Corp.	53,728
967	United Parcel Service, Inc. Class B	92,087

		145,815

Credit Intermediation and Related Activities - 8.7%
1,246	American Express Co.	105,935
263	Ameriprise Financial, Inc.	27,783
14,431	Bank Of America Corp.	241,719
1,554	Bank Of New York Mellon Corp.	49,666
954	BB&T Corp.	35,689

780	Capital One Financial Corp.	55,076
4,104	Citigroup, Inc.	194,653
247	Comerica, Inc.	11,313
648	Discover Financial Services	34,765
1,194	Fifth Third Bancorp	25,098
370	H & R Block, Inc.	11,248
643	Hudson City Bancorp, Inc.	5,813
1,124	Huntington Bancshares, Inc.	10,195
5,086	JPMorgan Chase & Co.	281,561
1,213	KeyCorp	15,478
176	M&T Bank Corp.	19,626
304	Northern Trust Corp.	18,307
430	People’s United Financial, Inc.	6,110
720	PNC Financial Services Group, Inc.	57,514
1,864	Regions Financial Corp.	18,957
590	SLM Corp.	13,428
594	State Street Corp.	39,768
724	SunTrust Banks, Inc.	26,802
2,471	U.S. Bancorp	98,173
689	Visa, Inc. Class A	148,431
6,486	Wells Fargo & Co.	294,075
747	Western Union Co.	11,504
250	Zions Bancorporation	7,187

		1,865,874

Data Processing, Hosting and Related Services - 0.6%
242	Akamai Technologies, Inc. (a)	11,538
651	Automatic Data Processing, Inc.	49,867
252	Citrix Systems, Inc. (a)	13,626
394	Fidelity National Information Services, Inc.	19,976
349	Fiserv, Inc. (a)	19,561
256	Red Hat, Inc. (a)	14,464
226	Total System Services, Inc.	6,753

		135,785

Electrical Equipment, Appliance, and Component Manufacturing - 0.8%
331	AMETEK Inc New	16,358
1,958	Corning, Inc.	33,697
231	Dover Corp.	19,995
952	Emerson Electric Co.	62,775
555	TE Connectivity Ltd.	31,363
106	Whirlpool Corp.	14,130

		178,318

Electronics and Appliance Stores - 0.1%
370	Best Buy Co., Inc.	8,710
158	GameStop Corp. Class A	5,541

		14,251

Fabricated Metal Product Manufacturing - 0.3%
196	Ball Corp.	10,033

202	Parker Hannifin Corp.	22,901
79	Snap-on, Inc.	7,912
210	Stanley Black & Decker, Inc.	16,254

		57,100

Food and Beverage Stores - 0.3%
704	Kroger Co.	25,414
334	Safeway, Inc.	10,434
503	Whole Foods Market, Inc.	26,287

		62,135

Food Manufacturing - 1.4%
890	Archer-Daniels Midland Co.	35,137
243	Campbell Soup Co.	10,014
571	ConAgra Foods, Inc.	18,152
858	General Mills, Inc.	41,201
182	Hormel Foods Corp.	8,270
348	Kellogg Co.	20,177
806	Kraft Foods Group, Inc.	42,194
179	McCormick & Co, Inc.	11,488
2,373	Mondelez International, Inc.	77,716
203	The Hershey Co.	20,178
142	The J.M. Smucker Co.	13,688
367	Tyson Foods, Inc. Class A	13,726

		311,941

Food Services and Drinking Places - 1.3%
42	Chipotle Mexican Grill, Inc. (a)	23,182
177	Darden Restaurants, Inc.	8,751
1,346	McDonald’s Corp.	126,753
1,020	Starbucks Corp.	72,542
603	Yum! Brands, Inc.	40,492

		271,720

Forestry and Logging - 0.0% (†)
239	Plum Creek Timber Co., Inc.	10,294

Funds, Trusts, and Other Financial Vehicles - 0.1%
546	Franklin Resources, Inc.	28,397

Furniture and Home Furnishings Stores - 0.1%
291	Bed Bath & Beyond, Inc. (a)	18,580

Furniture and Related Product Manufacturing - 0.2%
927	Johnson Controls, Inc.	42,753
191	Leggett & Platt, Inc.	5,734

		48,487

General Merchandise Stores - 1.7%
591	Costco Wholesale Corp.	66,405
399	Dollar General Corp. (a)	22,472
282	Dollar Tree, Inc. (a)	14,247
131	Family Dollar Stores, Inc.	8,098
272	Kohl’s Corp.	13,771
499	Macy’s, Inc.	26,547

855	Target Corp.	48,427
189	Tractor Supply Co.	12,570
2,189	Wal-Mart Stores, Inc.	163,475

		376,012

Health and Personal Care Stores - 1.5%
1,610	CVS Caremark Corp.	109,029
1,090	Express Scripts Holding Co. (a)	81,412
311	McKesson Corp.	54,242
1,178	Walgreen Co.	67,558

		312,241

Hospitals - 0.0% (†)
134	Tenet Healthcare Corp. (a)	6,165

Insurance Carriers and Related Activities - 5.2%
460	ACE Ltd.	43,153
497	Aetna, Inc.	33,960
631	Aflac, Inc.	39,614
615	Allstate Corp.	31,488
1,992	American International Group, Inc. (a)	95,536
407	Aon PLC	32,747
98	Assurant, Inc.	6,404
2,435	Berkshire Hathaway, Inc. Class B (a)	271,746
341	Chubb Corp.	28,828
374	CIGNA Corp.	32,280
199	Cincinnati Financial Corp.	9,642
669	Genworth Financial, Inc. Class A (a)	9,868
605	Hartford Financial Services Group, Inc.	20,116
211	Humana, Inc. (a)	20,530
355	Lincoln National Corp.	17,051
414	Loews Corp.	18,460
742	Marsh & McLennan Companies, Inc.	33,917
1,517	MetLife, Inc.	74,409
370	Principal Financial Group, Inc.	16,121
747	Progressive Corp.	17,360
626	Prudential Financial, Inc.	52,828
122	Torchmark Corp.	9,168
493	Travelers Companies, Inc.	40,071
1,362	UnitedHealth Group, Inc.	98,445
353	Unum Group	11,367
400	WellPoint, Inc. (a)	34,400
383	XL Group PLC	11,008

		1,110,517

Leather and Allied Product Manufacturing - 0.3%
1,011	NIKE, Inc. Class B	73,651

Machinery Manufacturing - 3.7%
322	Cameron International Corp. (a)	19,310
861	Caterpillar, Inc.	80,857

236	Cummins, Inc.	29,967
518	Deere & Co.	44,527
189	Flowserve Corp.	13,670
320	FMC Technologies, Inc. (a)	15,821
13,689	General Electric Co.	344,005
362	Ingersoll-Rand PLC	21,282
144	Joy Global, Inc.	7,602
225	KLA-Tencor Corp.	13,831
220	Lam Research Corp. (a)	11,134
579	National Oilwell Varco, Inc.	43,431
150	Pall Corp.	12,015
273	Pitney Bowes, Inc.	6,874
1,142	United Technologies Corp.	130,211
250	Xylem, Inc.	8,340

		802,877

Management of Companies and Enterprises - 0.1%
888	AES Corp.	12,485
161	AGL Resources, Inc.	7,693

		20,178

Merchant Wholesalers, Durable Goods - 0.6%
622	Covidien PLC	42,445
379	Delphi Automotive PLC	23,077
145	O’Reilly Automotive, Inc. (a)	18,992
113	Patterson Companies, Inc	4,516
84	W.W. Grainger, Inc.	19,697
1,566	Xerox Corp.	16,991

		125,718

Merchant Wholesalers, Nondurable Goods - 1.9%
90	Airgas, Inc.	9,292
311	AmerisourceBergen Corp.	20,906
462	Cardinal Health, Inc.	31,425
3,678	Procter & Gamble Co.	281,808
81	Ralph Lauren Corp.	12,708
162	Sigma-Aldrich Corp.	15,061
787	Sysco Corp.	27,608

		398,808

Mining (except Oil and Gas) - 0.4%
310	CONSOL Energy, Inc.	11,579
1,405	Freeport-McMoRan Copper & Gold, Inc.	45,536
674	Newmont Mining Corp.	14,558
365	Peabody Energy Corp.	6,223
176	Vulcan Materials Co.	10,865

		88,761

Miscellaneous Manufacturing - 1.9%
865	3M Co.	110,884
734	Baxter International, Inc.	50,132
263	Becton, Dickinson & Co.	28,436

1,807	Boston Scientific Corp. (a)	24,449
105	C.R. Bard, Inc.	13,607
286	CareFusion Corp. (a)	11,660
379	Coach, Inc.	18,150
193	DENTSPLY International, Inc.	8,905
148	Edwards Lifesciences Corp. (a)	9,638
346	Estee Lauder Companies, Inc. Class A	23,784
156	Hasbro, Inc.	7,663
337	International Game Technology	4,863
51	Intuitive Surgical, Inc. (a)	20,787
458	Mattel, Inc.	17,331
399	Stryker Corp.	30,962
231	Zimmer Holdings, Inc.	21,707

		402,958

Miscellaneous Store Retailers - 0.1%
140	PetSmart, Inc.	8,820
894	Staples, Inc.	11,765

		20,585

Motion Picture and Sound Recording Industries - 0.5%
80	Netflix, Inc. (a)	32,746
1,224	Time Warner, Inc.	76,904

		109,650

Motor Vehicle and Parts Dealers - 0.2%
87	AutoNation, Inc. (a)	4,297
46	AutoZone, Inc. (a)	22,773
302	CarMax, Inc. (a)	13,623

		40,693

Nonmetallic Mineral Product Manufacturing - 0.1%
223	Owens-Illinois, Inc. (a)	7,145
117	The Sherwin Williams Co.	21,441

		28,586

Nonstore Retailers - 1.2%
502	Amazon.com, Inc. (a)	180,063
1,576	eBay, Inc. (a)	83,843

		263,906

Oil and Gas Extraction - 2.6%
681	Anadarko Petroleum Corp.	54,950
540	Apache Corp.	43,340
570	Cabot Oil & Gas Corp.	22,789
684	Chesapeake Energy Corp.	18,406
496	Denbury Resources, Inc. (a)	7,971
516	Devon Energy Corp.	30,557
369	EOG Resources, Inc.	60,973
145	Helmerich & Payne, Inc.	12,766
385	Hess Corp.	29,064

184	Newfield Exploration Co. (a)	4,558
486	Noble Energy, Inc.	30,292
1,091	Occidental Petroleum Corp.	95,539
811	Phillips 66	59,276
193	Pioneer Natural Resources Co.	32,679
243	QEP Resources, Inc.	7,506
221	Range Resources Corp.	19,048
474	Southwestern Energy Co. (a)	19,287
272	WPX Energy, Inc. (a)	5,182

		554,183

Other Information Services - 3.0%
2,225	Facebook, Inc. (a)	139,218
380	Google, Inc. Class A (a)	448,769
174	VeriSign, Inc. (a)	10,222
1,276	Yahoo!, Inc. (a)	45,962

		644,171

Paper Manufacturing - 0.5%
139	Bemis Co., Inc.	5,353
600	International Paper Co.	28,644
516	Kimberly-Clark Corp.	56,435
241	MeadWestvaco Corp.	8,693
265	Sealed Air Corp.	8,265

		107,390

Petroleum and Coal Products Manufacturing - 4.5%
2,602	Chevron Corp.	290,461
5,910	Exxon Mobil Corp.	544,666
943	Marathon Oil Corp.	30,921
407	Marathon Petroleum Corp.	35,429
238	Murphy Oil Corp.	13,473
180	Tesoro Corp.	9,274
730	Valero Energy Corp.	37,303

		961,527

Pipeline Transportation - 0.2%
925	Williams Companies, Inc.	37,453

Plastics and Rubber Products Manufacturing - 0.3%
334	Goodyear Tire & Rubber Co.	7,903
552	Illinois Tool Works, Inc.	43,536
389	Newell Rubbermaid, Inc.	12,020

		63,459

Primary Metal Manufacturing - 0.5%
1,447	Alcoa, Inc.	16,655
146	Allegheny Technologies, Inc.	4,590
431	Nucor Corp.	20,839
197	Precision Castparts Corp.	50,186
196	United States Steel Corp.	5,117

		97,387

Printing and Related Support Activities - 0.0% (†)
131	Avery Dennison Corp.	6,454

Professional, Scientific, and Technical Services - 4.0%
860	Accenture PLC Class A	68,697
1,020	Amgen, Inc.	121,329
320	Biogen Idec, Inc. (a)	100,045
399	Cerner Corp. (a)	22,699
409	Cognizant Technology Solutions Corp. Class A (a)	39,640
199	Computer Sciences Corp.	12,022
105	F5 Networks, Inc. (a)	11,235
221	Fluor Corp.	16,787
1,381	International Business Machines Corp.	243,995
563	Interpublic Group of Companies, Inc.	9,188
178	Jacobs Engineering Group, Inc. (a)	10,806
1,401	MasterCard, Inc. Class A	106,028
342	Nielsen Holdings N.V.	14,463
348	Omnicom Group, Inc.	25,258
751	Salesforce.com, Inc. (a)	45,458
115	Waters Corp. (a)	12,451

		860,101

Publishing Industries (except Internet) - 3.8%
629	Adobe Systems, Inc. (a)	37,231
305	Autodesk, Inc. (a)	15,631
440	CA, Inc.	14,115
418	Electronic Arts, Inc. (a)	11,035
308	Gannett Co., Inc.	8,479
6	Graham Holdings Co. Class B	3,757
385	Intuit, Inc.	28,201
366	McGraw-Hill Companies, Inc.	27,831
10,278	Microsoft Corp.	389,023
674	News Corp. Class A (a)	10,757
4,748	Oracle Corp.	175,201
942	Symantec Corp.	20,168
2,655	Twenty-First Century Fox, Inc.	84,482

		825,911

Rail Transportation - 0.9%
1,371	CSX Corp.	36,894
149	Kansas City Southern	15,733
418	Norfolk Southern Corp.	38,703
623	Union Pacific Corp.	108,551

		199,881

Real Estate - 1.9%
534	American Tower Corp.	43,190
197	Apartment Investment & Management Co. Class A	5,510
165	AvalonBay Communities, Inc.	20,377
207	Boston Properties, Inc.	22,375

377	CBRE Group, Inc. Class A (a)	10,006
452	Crown Castle International Corp. (a)	32,074
453	Equity Residential	25,087
727	General Growth Properties, Inc.	14,642
617	HCP, Inc.	24,155
391	Health Care REIT, Inc.	22,647
554	Kimco Realty Corp.	11,584
190	Macerich Co.	10,754
675	Prologis, Inc.	26,163
196	Public Storage	30,888
420	Simon Property Group, Inc.	65,033
398	Ventas, Inc.	24,831
235	Vornado Realty Trust	21,580

		410,896

Rental and Leasing Services - 0.0% (†)
71	Ryder System, Inc.	5,055

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.8%
121	Allegion Public Ltd. Co. (a)	5,971
172	BlackRock, Inc.	51,681
1,570	Charles Schwab Corp.	38,967
427	CME Group, Inc.	31,923
389	E*TRADE Financial Corp. (a)	7,788
570	Goldman Sachs Group, Inc.	93,549
156	IntercontinentalExchange, Inc.	32,571
600	Invesco Ltd.	19,950
144	Legg Mason, Inc.	6,098
1,874	Morgan Stanley	55,302
156	NASDAQ OMX Group, Inc.	5,951
353	T. Rowe Price Group, Inc.	27,689

		377,440

Specialty Trade Contractors - 0.0% (†)
292	Quanta Services, Inc. (a)	9,102

Support Activities for Mining - 1.8%
207	Cliffs Natural Resources, Inc.	3,999
1,658	ConocoPhillips	107,687
94	Diamond Offshore Drilling, Inc.	4,563
316	Ensco PLC Class A	15,917
1,148	Halliburton Co.	56,263
351	Nabors Industries Ltd.	5,995
343	Noble Corp. PLC	10,643
168	Rowan Companies PLC Class A (a)	5,270
1,782	Schlumberger Ltd.	156,050
459	Transocean Ltd.	19,866

		386,253

Support Activities for Transportation - 0.1%
205	C.H. Robinson Worldwide, Inc.	12,001

139	Expedia, Inc.	9,032
278	Expeditors International of Washington, Inc.	11,359

		32,392

Telecommunications - 2.1%
7,127	AT&T, Inc.	237,472
800	CenturyLink, Inc.	23,088
1,352	Frontier Communications Corp.	6,354
3,872	Verizon Communications, Inc.	185,933
806	Windstream Holdings, Inc.	6,029

		458,876

Textile Product Mills - 0.1%
83	Mohawk Industries, Inc. (a)	11,801

Transportation Equipment Manufacturing - 2.7%
935	Boeing Co.	117,118
308	BorgWarner, Inc.	16,540
642	Eaton Corp PLC	46,924
5,337	Ford Motor Co.	79,842
453	General Dynamics Corp.	45,893
1,541	General Motors Co. (a)	55,599
299	Harley-Davidson, Inc.	18,445
1,062	Honeywell International, Inc.	96,886
364	Lockheed Martin Corp.	54,931
479	PACCAR, Inc.	26,824
183	Rockwell Collins, Inc.	13,828
380	Textron, Inc.	13,490

		586,320

Utilities - 3.4%
328	Ameren Corp.	12,412
659	American Electric Power Co., Inc.	32,166
580	CenterPoint Energy, Inc.	13,572
360	CMS Energy Corp.	10,004
396	Consolidated Edison, Inc.	21,546
785	Dominion Resources, Inc.	53,309
239	DTE Energy Co.	16,305
955	Duke Energy Corp.	67,442
441	Edison International	21,239
241	Entergy Corp.	15,190
204	EQT Corp.	18,933
1,159	Exelon Corp.	33,611
566	FirstEnergy Corp.	17,823
108	Integrys Energy Group, Inc.	5,869
911	Kinder Morgan, Inc.	30,983
583	NextEra Energy, Inc.	53,595
424	NiSource, Inc.	14,573
426	Northeast Utilities	18,659
438	NRG Energy, Inc.	12,198
279	ONEOK, Inc.	19,109

338	Pepco Holdings, Inc.	6,567
608	PG&E Corp.	25,627
149	Pinnacle West Capital Corp.	7,842
853	PPL Corp.	26,076
684	Public Service Enterprise Group, Inc.	22,805
190	SCANA Corp.	8,981
308	Sempra Energy	28,555
1,193	Southern Co.	49,199
907	Spectra Energy Corp.	32,607
276	TECO Energy, Inc.	4,521
306	Wisconsin Energy Corp.	13,057
673	Xcel Energy, Inc.	19,457

		733,832

Warehousing and Storage - 0.0% (†)
230	Iron Mountain, Inc.	6,074

Waste Management and Remediation Services - 0.1%
365	Republic Services, Inc.	11,691
116	Stericycle, Inc. (a)	13,579

		25,270

Water Transportation - 0.1%
593	Carnival Corp.	23,240

Wholesale Electronic Markets and Agents and Brokers - 0.1%
209	Genuine Parts Co.	17,190

Wood Product Manufacturing - 0.1%
483	Masco Corp.	10,220
788	Weyerhaeuser Co.	23,546

		33,766

	TOTAL COMMON STOCKS (Cost $20,395,460)	$21,518,460

SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
50,088	Dreyfus Treasury Prime Cash Management 0.00% (††)	$50,088

	TOTAL SHORT TERM INVESTMENTS (Cost $50,088)	$50,088

	TOTAL INVESTMENTS - 100.1% (Cost $20,445,548)	$21,568,548
	Liabilities in Excess of Other Assets - (0.1)%	(12,970)

	TOTAL NET ASSETS - 100.0%	$21,555,578

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	Non-income producing security.

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS -99.8%
Accommodation - 1.0%
4,957	Marriott International, Inc. Class A	244,380

Administrative and Support Services - 2.8%
5,283	Paychex, Inc.	220,935
200	priceline.com, Inc.(a)	228,978
2,869	TripAdvisor, Inc.(a)	221,458

		671,371

Amusement, Gambling, and Recreation Industries - 1.2%
1,287	Wynn Resorts Ltd.	279,820

Beverage and Tobacco Product Manufacturing - 1.0%
3,602	Monster Beverage Corp.(a)	244,576

Broadcasting (except Internet) - 7.0%
1,834	Charter Communications, Inc. Class A(a)	251,258
4,690	Comcast Corp. Class A	255,370
3,602	DIRECTV Class A(a)	250,087
2,718	Discovery Communications, Inc. Class A(a)	216,842
8,473	Liberty Interactive Corp. Class A(a)	226,314
67,758	Sirius Xm Hldgs, Inc.(a)	242,574
2,834	Viacom, Inc. Class B	232,671

		1,675,116

Building Material and Garden Equipment and Supplies Dealers - 1.0%
5,228	Fastenal Co.	229,666

Chemical Manufacturing - 6.4%
1,826	Alexion Pharmaceuticals, Inc.(a)	289,841
1,424	Celgene Corp.(a)	216,348
3,200	Gilead Sciences, Inc.(a)	258,080
5,611	Mylan, Inc.(a)	254,796
856	Regeneron Pharmaceuticals, Inc.(a)	247,033
3,320	Vertex Pharmaceuticals, Inc.(a)	262,413

		1,528,511

Clothing and Clothing Accessories Stores - 0.9%
3,222	Ross Stores, Inc.	218,806

Computer and Electronic Product Manufacturing - 23.6%
13,332	Activision Blizzard, Inc.	228,377
7,572	Altera Corp.	253,132
4,769	Analog Devices, Inc.	230,200
435	Apple, Inc.	217,761
13,875	Applied Materials, Inc.	233,377
4,618	Avago Technologies Ltd.	252,328
8,348	Broadcom Corp. Class A	248,436
11,293	Cisco Systems, Inc.	247,430
5,182	Garmin Ltd.	233,449
2,275	Illumina, Inc.(a)	345,800
9,518	Intel Corp.	233,572
5,324	Linear Technology Corp.	237,131
8,416	Maxim Integrated Products, Inc.	254,668
10,758	Micron Technology, Inc.(a)	247,864
5,891	NetApp, Inc.	249,425
15,221	NVIDIA Corp.	238,970
5,480	NXP Semiconductor NV(a)	264,958
3,278	QUALCOMM, Inc.	243,293
3,431	SanDisk Corp.	238,626

4,284	Seagate Technology PLC	226,452
5,567	Texas Instruments, Inc.	236,041
2,885	Western Digital Corp.	248,600
5,335	Xilinx, Inc.	247,651

		5,657,541

Data Processing, Hosting and Related Services - 3.8%
5,000	Akamai Technologies, Inc.(a)	238,400
2,982	Automatic Data Processing, Inc.	228,421
3,864	Citrix Systems, Inc.(a)	208,926
4,131	Fiserv, Inc.(a)	231,543

		907,290

Food and Beverage Stores - 0.9%
4,024	Whole Foods Market, Inc.	210,294

Food Manufacturing - 2.9%
3,093	Green Mountain Coffee Roasters, Inc.	250,533
4,417	Kraft Foods Group, Inc.	231,230
6,879	Mondelez International, Inc.	225,287

		707,050

Food Services and Drinking Places - 0.9%
3,071	Starbucks Corp.	218,410

Furniture and Home Furnishings Stores - 0.8%
3,081	Bed Bath & Beyond, Inc.(a)	196,722

General Merchandise Stores - 2.7%
2,012	Costco Wholesale Corp.	226,068
4,301	Dollar Tree, Inc.(a)	217,287
3,183	Tractor Supply Co.	211,701

		655,056

Health and Personal Care Stores - 1.1%
3,461	Express Scripts Holding Co.(a)	258,502

Insurance Carriers and Related Activities - 0.9%
3,583	Verisk Analytics, Inc. Class A(a)	228,810

Machinery Manufacturing - 1.0%
3,779	KLA-Tencor Corp.	232,295

Merchant Wholesalers, Durable Goods - 2.0%
2,113	Henry Schein, Inc.(a)	242,763
1,852	O’Reilly Automotive, Inc.(a)	242,575

		485,338

Merchant Wholesalers, Nondurable Goods - 1.0%
2,634	Sigma-Aldrich Corp.	244,883

Miscellaneous Manufacturing - 1.9%
655	Intuitive Surgical, Inc.(a)	266,965
5,240	Mattel, Inc.	198,281

		465,246

Miscellaneous Store Retailers - 0.8%
15,163	Staples, Inc.	199,545

Motion Picture and Sound Recording Industries - 1.1%
635	Netflix, Inc.(a)	259,925

Nonstore Retailers - 2.0%
593	Amazon.com, Inc.(a)	212,703
4,370	eBay, Inc.(a)	232,484

		445,187

Other Information Services - 4.9%
1,376	Baidu, Inc. ADR(a)	215,344
4,329	Facebook, Inc.(a)	270,866
217	Google, Inc. Class A(a)	256,270
2,773	Liberty Global PLC Class A(a)	221,646
5,945	Yahoo!, Inc.(a)	214,139

		1,178,265

Professional, Scientific, and Technical Services - 5.4%
2,094	Amgen, Inc.	249,081
845	Biogen Idec, Inc.(a)	264,181
4,361	Cerner Corp.(a)	248,097
2,429	Cognizant Technology Solutions Corp. Class A(a)	235,419
2,707	F5 Networks, Inc.(a)	289,649

		1,286,427

Publishing Industries (except Internet) - 8.9%
4,026	Adobe Systems, Inc.(a)	238,299
4,849	Autodesk, Inc.(a)	248,511
7,239	CA, Inc.	232,227
4,968	Catamaran Corp.(a)	241,544
3,834	Check Point Software Technologies Ltd.(a)	250,859
3,168	Intuit, Inc.	232,056
6,487	Microsoft Corp.	245,533
10,596	Symantec Corp.	226,860
6,964	Twenty-First Century Fox, Inc.	221,595

		2,137,484

Support Activities for Transportation - 2.9%
4,218	C.H. Robinson Worldwide, Inc.	246,922
3,528	Expedia, Inc.	229,249
5,477	Expeditors International of Washington, Inc.	223,790

		699,961

Telecommunications - 5.8%
4,222	Dish Network Corp.(a)	238,036
1,397	Equinix, Inc.(a)	258,724
1,645	Liberty Media Corp Delaware(a)	216,466
2,740	SBA Communications Corp.(a)	254,135
19,391	VimpelCom Ltd. ADR	187,899
6,224	Vodafone Group PLC ADR	230,662

		1,385,922

Transportation Equipment Manufacturing - 2.2%
4,139	PACCAR, Inc.	231,784
1,663	Tesla Motors, Inc.(a)	301,685

		533,469

Waste Management and Remediation Services - 1.0%
2,098	Stericycle, Inc.(a)	245,592

	TOTAL COMMON STOCKS (Cost $22,965,506)	$23,931,460

	TOTAL INVESTMENTS - 99.8% (Cost $22,965,506)	$23,931,460
	Other Assets in Excess of Liabilities - 0.2%	49,939

	TOTAL NET ASSETS - 100.0%	$23,981,399

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

ADR - American Depository Receipt

Direxion Daily Total Market Bear 1X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 36.0%
Money Market Funds - 36.0%
120,000	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$120,000
300,253	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	300,253

	TOTAL SHORT TERM INVESTMENTS (Cost $420,253)	$420,253

	TOTAL INVESTMENTS (Cost $420,253) - 36.0%(b)	$420,253
	Other Assets in Excess of Liabilities - 64.0%	748,147

	TOTAL NET ASSETS - 100.0%	$1,168,400

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $420,253.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	Vanguard Total Stock Market ETF	4,351	$401,193	(0.341%)	2/28/2014	$(4,464)
Morgan Stanley Capital Services	Vanguard Total Stock Market ETF	8,229	711,488	0.159%	2/18/2015	(59,570)

			$1,112,681			$(64,034)

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 18.8%
Money Market Funds - 18.8%
312,632	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$312,632

	TOTAL SHORT TERM INVESTMENTS (Cost $312,632)	$312,632

	TOTAL INVESTMENTS (Cost $312,632) - 18.8%(b)	$312,632
	Other Assets in Excess of Liabilities - 81.2%	1,348,557

	TOTAL NET ASSETS - 100.0%	$1,661,189

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $312,632.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	11,976	$1,263,913	(0.491%)	3/14/2014	$16,602
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	4,266	429,902	(1.691%)	9/17/2015	(9,210)

			$1,693,815			$7,392

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 22.0%
Money Market Funds - 22.0%
1,865,655	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$1,865,655

	TOTAL SHORT TERM INVESTMENTS (Cost $1,865,655)	$1,865,655

	TOTAL INVESTMENTS (Cost $1,865,655) - 22.0% (b)	$1,865,655
	Other Assets in Excess of Liabilities - 78.0%	6,599,090

	TOTAL NET ASSETS - 100.0%	$8,464,745

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $1,865,655.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	2,817	$298,438	(0.591%)	7/28/2014	$(6,625)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	75,358	8,635,579	(0.541%)	9/17/2015	271,169

			$8,934,017			$264,544

Direxion Daily Total Bond Market Bear 1X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 22.5%
Money Market Funds - 22.5%
440,000	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$440,000
750,137	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	750,137

	TOTAL SHORT TERM INVESTMENTS (Cost $1,190,137)	$1,190,137

	TOTAL INVESTMENTS (Cost $1,190,137) - 22.5% (b)	$1,190,137
	Other Assets in Excess of Liabilities - 77.5%	4,093,608

	TOTAL NET ASSETS - 100.0%	$5,283,745

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $1,190,137.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	iShares Core Total U.S. Bond Market ETF	48,964	$5,253,034	(0.191%)	2/4/2014	$(55,451)

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 5.9%
113,325	SPDR S&P 500 ETF Trust	$20,192,249

	TOTAL INVESTMENT COMPANIES (Cost $20,772,432)	$20,192,249

SHORT TERM INVESTMENTS - 57.9%
Money Market Funds - 57.9%
141,871,067	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$141,871,067
24,610,612	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	24,610,612
33,059,456	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	33,059,456

	TOTAL SHORT TERM INVESTMENTS (Cost $199,541,135)	$199,541,135

	TOTAL INVESTMENTS (Cost $220,313,567) - 63.8% (b)	$219,733,384
	Other Assets in Excess of Liabilities - 36.2%	124,960,283

	TOTAL NET ASSETS - 100.0%	$344,693,667

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $199,541,135.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	152,811	$242,082,108	(0.459%)	5/19/2014	$33,564,606
BNP Paribas	S&P 500® Index	24,481	34,241,576	(0.409%)	6/19/2014	10,204,946
BNP Paribas	S&P 500® Index	6,310	8,919,715	(0.409%)	7/17/2014	2,522,829
BNP Paribas	S&P 500® Index	11,250	17,058,299	(0.409%)	9/18/2014	3,276,788
BNP Paribas	S&P 500® Index	24,580	38,210,612	(0.409%)	11/20/2014	6,179,683
Morgan Stanley Capital Services	S&P 500® Index	82,004	148,063,829	(0.559%)	1/21/2015	(1,809,540)
Bank of America Merrill Lynch	S&P 500® Index	71,584	128,314,320	(0.410%)	1/28/2015	(692,717)
Citibank N.A.	S&P 500® Index	52,786	97,256,566	(0.459%)	1/29/2015	(3,097,903)
BNP Paribas	S&P 500® Index	12,922	23,884,766	(0.409%)	8/20/2015	(845,517)
Deutsche Bank AG London	S&P 500® Index	130,049	235,826,661	(0.509%)	5/10/2016	(3,669,046)

			$973,858,452			$45,634,129

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 93.6%
Money Market Funds - 93.6%
91,435,051	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$91,435,051
51,920,645	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	51,920,645
10,174,037	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	10,174,037

	TOTAL SHORT TERM INVESTMENTS (Cost $153,529,733)	$153,529,733

	TOTAL INVESTMENTS (Cost $153,529,733) - 93.6% (b)	$153,529,733
	Other Assets in Excess of Liabilities - 6.4%	10,550,458

	TOTAL NET ASSETS - 100.0%	$164,080,191

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $153,529,733.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	67,455	$108,232,506	(0.191%)	4/1/2014	$(13,739,405)
BNP Paribas	S&P 500® Index	4,690	6,523,931	(0.091%)	6/19/2014	(2,031,405)
Deutsche Bank AG London	S&P 500® Index	16,421	29,734,007	(0.091%)	6/30/2014	416,601
BNP Paribas	S&P 500® Index	6,220	8,792,467	(0.091%)	7/17/2014	(2,537,309)
BNP Paribas	S&P 500® Index	8,020	12,346,646	(0.091%)	9/18/2014	(2,207,469)
BNP Paribas	S&P 500® Index	31,480	49,218,567	(0.091%)	11/20/2014	(7,818,249)
Morgan Stanley Capital Services	S&P 500® Index	35,198	63,278,170	0.159%	11/24/2014	526,387
BNP Paribas	S&P 500® Index	750	1,236,952	(0.091%)	12/18/2014	(118,290)
Citibank N.A.	S&P 500® Index	37,463	68,359,654	(0.091%)	1/29/2015	1,512,702
Bank of America Merrill Lynch	S&P 500® Index	68,445	122,687,663	(0.241%)	7/29/2015	656,304

			$470,410,563			$(25,340,133)

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 7.6%
17,691	SPDR S&P MidCap 400® ETF Trust	$4,224,257

	TOTAL INVESTMENT COMPANIES (Cost $4,352,853)	$4,224,257

SHORT TERM INVESTMENTS - 54.0%
Money Market Funds - 54.0%
14,703,843	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$14,703,843
15,365,895	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	15,365,895

	TOTAL SHORT TERM INVESTMENTS (Cost $30,069,738)	$30,069,738

	TOTAL INVESTMENTS (Cost $34,422,591) - 61.6% (b)	$34,293,995
	Other Assets in Excess of Liabilities - 38.4%	21,422,712

	TOTAL NET ASSETS - 100.0%	$55,716,707

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,069,738.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P MidCap 400® Index	45,532	$42,186,725	(0.309%)	12/11/2014	$18,561,547
Morgan Stanley Capital Services	S&P MidCap 400® Index	48,547	64,698,405	(0.409%)	1/21/2015	(920,950)
BNP Paribas	S&P MidCap 400® Index	20,000	25,921,233	(0.409%)	5/21/2015	414,318
Deutsche Bank AG London	S&P MidCap 400® Index	10,000	12,977,346	(0.409%)	7/24/2018	190,480

			$145,783,709			$18,245,395

Direxion Daily Mid Cap Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 88.4%
Money Market Funds - 88.4%
4,613,243	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$4,613,243
4,030,001	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	4,030,001

	TOTAL SHORT TERM INVESTMENTS (Cost $8,643,244)	$8,643,244

	TOTAL INVESTMENTS (Cost $8,643,244) - 88.4% (b)	$8,643,244
	Other Assets in Excess of Liabilities - 11.6%	1,135,880

	TOTAL NET ASSETS - 100.0%	$9,779,124

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,643,244.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P MidCap 400® Index	10,396	$12,214,603	(0.241%)	4/1/2014	$(1,577,305)
Morgan Stanley Capital Services	S&P MidCap 400® Index	11,946	15,758,341	(0.041%)	1/30/2015	64,555

			$27,972,944			$(1,512,750)

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 4.2%
350,000	iShares Russell 2000 Index Fund	$39,256,000

	TOTAL INVESTMENT COMPANIES (Cost $39,890,385)	$39,256,000

SHORT TERM INVESTMENTS - 53.0%
Money Market Funds - 53.0%
287,932,664	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$287,932,664
107,561,671	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	107,561,671
101,371,416	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	101,371,416

	TOTAL SHORT TERM INVESTMENTS (Cost $496,865,751)	$496,865,751

	TOTAL INVESTMENTS (Cost $536,756,136) - 57.2% (b)	$536,121,751
	Other Assets in Excess of Liabilities - 42.8%(c)	400,507,427

	TOTAL NET ASSETS - 100.0%	$936,629,178

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $496,865,751.
(c)	Includes $16,035,879 cash segregated as collateral for swap contracts at January 31, 2014.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Russell 2000® Index	460,378	$484,442,866	0.141%	5/9/2014	$38,540,393
BNP Paribas	Russell 2000® Index	121,315	103,361,163	(0.409%)	7/17/2014	35,025,471
Deutsche Bank AG London	Russell 2000® Index	461,452	530,086,166	0.091%	8/22/2014	(8,021,994)
BNP Paribas	Russell 2000® Index	48,233	44,196,967	(0.409%)	9/18/2014	10,779,523
BNP Paribas	Russell 2000® Index	119,493	109,644,196	(0.409%)	11/20/2014	26,381,792
BNP Paribas	Russell 2000® Index	70,000	66,893,176	(0.409%)	1/22/2015	12,672,475
Citibank N.A.	Russell 2000® Index	404,013	458,606,117	(0.009%)	1/23/2015	(1,366,216)
Credit Suisse International	Russell 2000® Index	327,165	213,338,251	0.011%	1/23/2015	166,880,401
Bank of America Merrill Lynch	Russell 2000® Index	438,005	497,016,675	(0.057%)	1/27/2015	(1,408,911)

			$2,507,585,577			$279,482,934

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 76.2%
Money Market Funds - 76.2%
309,166,989	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$309,166,989
68,549,419	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	68,549,419
58,018,264	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	58,018,264

	TOTAL SHORT TERM INVESTMENTS (Cost $435,734,672)	$435,734,672

	TOTAL INVESTMENTS (Cost $435,734,672) - 76.2% (b)	$435,734,672
	Other Assets in Excess of Liabilities - 23.8%(c)	135,852,662

	TOTAL NET ASSETS - 100.0%	$571,587,334

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $435,734,672.
(c)	Includes $14,465,632 cash segregated as collateral for swap contracts at January 31, 2014.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 2000® Index	481,526	$507,390,642	(1.091%)	4/7/2014	$(42,113,672)
Deutsche Bank AG London	Russell 2000® Index	109,431	126,876,957	(1.341%)	6/30/2014	3,063,735
BNP Paribas	Russell 2000® Index	31,811	30,542,223	(1.091%)	11/20/2014	(5,982,553)
Bank of America Merrill Lynch	Russell 2000® Index	235,327	266,589,970	(0.943%)	11/24/2014	234,121
BNP Paribas	Russell 2000® Index	80,000	78,540,789	(1.091%)	12/18/2014	(13,258,297)
Citibank N.A.	Russell 2000® Index	213,483	244,277,814	(1.091%)	2/3/2015	2,358,779
BNP Paribas	Russell 2000® Index	45,000	47,336,831	(1.091%)	3/19/2015	(4,115,831)
BNP Paribas	Russell 2000® Index	25,000	26,176,264	(1.091%)	4/16/2015	(2,288,668)
BNP Paribas	Russell 2000® Index	93,306	101,056,156	(1.091%)	5/21/2015	(5,031,257)
Morgan Stanley Capital Services	Russell 2000® Index	201,410	232,066,984	(0.841%)	7/9/2015	4,110,534

			$1,660,854,630			$(63,023,109)

Direxion Daily Brazil Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 38.9%
53,584	iShares MSCI Brazil Capped ETF	$2,102,636

	TOTAL INVESTMENT COMPANIES (Cost $2,317,629)	$2,102,636

SHORT TERM INVESTMENTS - 69.3%
Money Market Funds - 69.3%
1,687,350	Dreyfus Treasury Prime Cash Management, 0.00%(††) (a)	$1,687,350
2,060,001	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% (††) (a)	2,060,001

	TOTAL SHORT TERM INVESTMENTS (Cost $3,747,351)	$3,747,351

	TOTAL INVESTMENTS (Cost $6,064,980) - 108.2% (b)	$5,849,987
	Liabilities in Excess of Other Assets - (8.2)%	(445,465)

	TOTAL NET ASSETS - 100.0%	$5,404,522

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $3,747,351.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	iShares MSCI Brazil Capped ETF	129,855	$5,792,913	(0.459%)	5/12/2014	$(634,749)
BNP Paribas	iShares MSCI Brazil Capped ETF	26,071	1,159,348	(0.409%)	6/18/2015	(110,004)
Bank of America Merrill Lynch	iShares MSCI Brazil Capped ETF	157,458	6,574,903	(0.807%)	6/26/2015	(397,952)
BNP Paribas	iShares MSCI Brazil Capped ETF	46,225	2,053,287	(0.409%)	7/16/2015	(196,500)

			$15,580,451			$(1,339,205)

Direxion Daily Brazil Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 79.9%
Money Market Funds - 79.9%
1,970,500	Dreyfus Treasury Prime Cash Management, 0.00%(††) (a)	$1,970,500
930,002	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% (††) (a)	930,002

	TOTAL SHORT TERM INVESTMENTS (Cost $2,900,502)	$2,900,502

	TOTAL INVESTMENTS (Cost $2,900,502) - 79.9% (b)	$2,900,502
	Other Assets in Excess of Liabilities - 20.1%	730,710

	TOTAL NET ASSETS - 100.0%	$3,631,212

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $2,900,502.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	iShares MSCI Brazil Capped ETF	111,510	$6,126,549	(0.591%)	6/2/2014	$1,564,079
Bank of America Merrill Lynch	iShares MSCI Brazil Capped ETF	87,608	3,609,989	(0.293%)	6/26/2015	171,906
BNP Paribas	iShares MSCI Brazil Capped ETF	49,204	2,141,124	(0.091%)	7/16/2015	175,780
Morgan Stanley Capital Services	iShares MSCI Brazil Capped ETF	20,710	812,202	(0.841%)	7/30/2015	(483)
BNP Paribas	iShares MSCI Brazil Capped ETF	8,590	363,416	(0.091%)	8/20/2015	26,330

			$13,053,280			$1,937,612

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 18.7%
472,248	iShares China Large-Cap ETF	$16,330,336

	TOTAL INVESTMENT COMPANIES (Cost $17,265,872)	$16,330,336

SHORT TERM INVESTMENTS - 81.5%
Money Market Funds - 81.5%
71,178,425	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$71,178,425

	TOTAL SHORT TERM INVESTMENTS (Cost $71,178,425)	$71,178,425

	TOTAL INVESTMENTS (Cost $88,444,297) - 100.2% (b)	$87,508,761
	Liabilities in Excess of Other Assets - (0.2)%	(168,864)

	TOTAL NET ASSETS - 100.0%	$87,339,897

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $71,178,425.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	iShares China Large-Cap ETF	1,913,561	$71,285,374	(0.159%)	12/18/2014	$(5,112,910)
Credit Suisse International	iShares China Large-Cap ETF	4,484,603	172,806,354	(0.509%)	6/12/2015	(17,854,701)
BNP Paribas	iShares China Large-Cap ETF	132,659	4,836,388	(0.409%)	7/16/2015	(250,419)
BNP Paribas	iShares China Large-Cap ETF	574,148	20,725,510	(0.409%)	8/20/2015	(873,279)

			$269,653,626			$(24,091,309)

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 69.1%
Money Market Funds - 69.1%
11,778,647	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$11,778,647

	TOTAL SHORT TERM INVESTMENTS (Cost $11,778,647)	$11,778,647

	TOTAL INVESTMENTS (Cost $11,778,647) - 69.1% (b)	$11,778,647
	Other Assets in Excess of Liabilities - 30.9%	5,265,253

	TOTAL NET ASSETS - 100.0%	$17,043,900

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,778,647.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	iShares China Large-Cap ETF	472,794	$16,779,469	(0.841%)	12/18/2014	$424,815
Credit Suisse International	iShares China Large-Cap ETF	554,858	21,378,565	(0.491%)	6/12/2015	2,176,868
BNP Paribas	iShares China Large-Cap ETF	451,004	15,810,697	(0.591%)	8/20/2015	207,290

			$53,968,731			$2,808,973

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 28.6%
17,400	Vanguard FTSE Europe ETF	$976,314

	TOTAL INVESTMENT COMPANIES (Cost $1,028,149)	$976,314

SHORT TERM INVESTMENTS - 49.6%
Money Market Funds - 49.6%
1,690,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,690,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,690,000)	$1,690,000

	TOTAL INVESTMENTS (Cost $2,718,149) - 78.2% (b)	$2,666,314
	Other Assets in Excess of Liabilities - 21.8%	741,509

	TOTAL NET ASSETS - 100.0%	$3,407,823

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,690,000.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Vanguard FTSE Europe ETF	164,807	$9,728,904	(0.407%)	7/22/2015	$(482,657)

Direxion Daily FTSE Europe Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 62.5%
Money Market Funds - 62.5%
2,892,334	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$2,892,334

	TOTAL SHORT TERM INVESTMENTS (Cost $2,892,334)	$2,892,334

	TOTAL INVESTMENTS (Cost $2,892,334) - 62.5% (b)	$2,892,334
	Other Assets in Excess of Liabilities - 37.5%	1,733,446

	TOTAL NET ASSETS - 100.0%	$4,625,780

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,892,334.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Vanguard FTSE Europe ETF	194,401	$11,485,000	(0.293%)	7/22/2015	$576,221
Citibank N.A.	Vanguard FTSE Europe ETF	52,931	3,006,002	(1.039%)	7/27/2015	35,781

			$14,491,002			$612,002

Direxion Daily Developed Markets Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 8.5%
58,893	iShares MSCI EAFE ETF	$3,746,184

	TOTAL INVESTMENT COMPANIES (Cost $3,948,187)	$3,746,184

SHORT TERM INVESTMENTS - 57.7%
Money Market Funds - 57.7%
12,845,108	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$12,845,108
3,760,015	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	3,760,015
8,842,754	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	8,842,754

	TOTAL SHORT TERM INVESTMENTS (Cost $25,447,877)	$25,447,877

	TOTAL INVESTMENTS (Cost $29,396,064) - 66.2% (b)	$29,194,061
	Other Assets in Excess of Liabilities - 33.8%	14,887,202

	TOTAL NET ASSETS - 100.0%	$44,081,263

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,447,877.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI EAFE ETF	678,940	$40,643,976	(0.359%)	3/21/2014	$3,089,058
Morgan Stanley Capital Services	iShares MSCI EAFE ETF	598,044	39,585,577	(0.409%)	4/22/2014	(1,537,246)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	169,308	10,496,495	(0.557%)	3/27/2015	343,149
Citibank N.A.	iShares MSCI EAFE ETF	22,649	1,492,415	(0.459%)	4/23/2015	(40,913)
BNP Paribas	iShares MSCI EAFE ETF	48,105	3,213,547	(0.409%)	7/16/2015	(154,835)
BNP Paribas	iShares MSCI EAFE ETF	150,000	10,058,011	(0.409%)	8/20/2015	(518,266)
Deutsche Bank AG London	iShares MSCI EAFE ETF	353,084	20,022,720	(0.359%)	4/29/2016	3,064,877

			$125,512,741			$4,245,824

Direxion Daily Developed Markets Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 75.3%
Money Market Funds - 75.3%
5,422,120	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$5,422,120
500,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	500,000
857,450	Morgan Stanley Institutional Global Liquidity Treasury Fund , 0.03% (a)	857,450

	TOTAL SHORT TERM INVESTMENTS (Cost $6,779,570)	$6,779,570

	TOTAL INVESTMENTS (Cost $6,779,570) - 75.3% (b)	$6,779,570
	Other Assets in Excess of Liabilities - 24.7%	2,225,013

	TOTAL NET ASSETS - 100.0%	$9,004,583

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,779,570.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI EAFE ETF	30,089	$1,818,516	(0.091%)	3/10/2014	$(112,680)
Morgan Stanley Capital Services	iShares MSCI EAFE ETF	50,486	3,277,054	(0.091%)	12/19/2014	65,626
BNP Paribas	iShares MSCI EAFE ETF	218,066	13,413,176	(0.091%)	3/19/2015	(462,744)
BNP Paribas	iShares MSCI EAFE ETF	13,937	919,989	(0.091%)	5/21/2015	33,256
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	58,512	3,744,194	0.257%	6/26/2015	15,839
Deutsche Bank AG London	iShares MSCI EAFE ETF	53,604	3,166,850	(0.141%)	4/29/2016	(337,171)

			$26,339,779			$(797,874)

Direxion Daily Emerging Markets Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 17.4%
1,435,793	iShares MSCI Emerging Markets ETF	$54,832,935

	TOTAL INVESTMENT COMPANIES (Cost $58,319,830)	$54,832,935

SHORT TERM INVESTMENTS - 72.3%
Money Market Funds - 72.3%
157,421,798	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$157,421,798
39,068,437	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	39,068,437
30,727,160	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	30,727,160

	TOTAL SHORT TERM INVESTMENTS (Cost $227,217,395)	$227,217,395

	TOTAL INVESTMENTS (Cost $285,537,225) - 89.7% (b)	$282,050,330
	Other Assets in Excess of Liabilities - 10.3%	32,417,430

	TOTAL NET ASSETS - 100.0%	$314,467,760

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $227,217,395.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Emerging Markets ETF	6,336,438	$256,471,355	(0.359%)	5/19/2014	$(12,834,369)
Deutsche Bank AG London	iShares MSCI Emerging Markets ETF	3,299,391	131,544,241	(0.359%)	6/30/2014	(4,938,277)
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	2,597,842	105,941,959	(0.409%)	12/30/2014	(6,651,626)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	3,554,685	145,689,351	(0.507%)	1/16/2015	(9,124,189)
Citibank N.A.	iShares MSCI Emerging Markets ETF	3,431,822	139,231,147	(0.409%)	2/3/2015	(7,188,555)
BNP Paribas	iShares MSCI Emerging Markets ETF	1,040,417	43,584,768	(0.409%)	6/18/2015	(3,877,946)
BNP Paribas	iShares MSCI Emerging Markets ETF	1,946,038	78,832,766	(0.409%)	7/16/2015	(4,543,628)
BNP Paribas	iShares MSCI Emerging Markets ETF	1,060,885	42,706,187	(0.409%)	8/20/2015	(2,196,836)

			$944,001,774			$(51,355,426)

Direxion Daily Emerging Markets Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 71.1%
Money Market Funds - 71.1%
50,640,891	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$50,640,891
13,554,507	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	13,554,507
12,916,505	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	12,916,505

	TOTAL SHORT TERM INVESTMENTS (Cost $77,111,903)	$77,111,903

	TOTAL INVESTMENTS (Cost $77,111,903) - 71.1% (b)	$77,111,903
	Other Assets in Excess of Liabilities - 28.9%	31,326,922

	TOTAL NET ASSETS - 100.0%	$108,438,825

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $77,111,903.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	1,279,510	$51,624,945	0.009%	4/22/2014	$2,704,292
Credit Suisse International	iShares MSCI Emerging Markets ETF	1,009,912	40,498,906	(0.191%)	12/22/2014	1,532,312
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	1,263,816	50,842,157	(0.543%)	1/16/2015	2,236,444
Citibank N.A.	iShares MSCI Emerging Markets ETF	2,070,788	81,002,995	(0.491%)	2/3/2015	1,469,415
BNP Paribas	iShares MSCI Emerging Markets ETF	208,093	8,573,798	(0.741%)	5/21/2015	611,524
BNP Paribas	iShares MSCI Emerging Markets ETF	770,840	32,016,711	(0.741%)	6/18/2015	2,536,935
BNP Paribas	iShares MSCI Emerging Markets ETF	316,795	12,930,892	(0.741%)	7/16/2015	820,131
BNP Paribas	iShares MSCI Emerging Markets ETF	206,230	7,896,978	(0.741%)	8/20/2015	19,860
Deutsche Bank AG London	iShares MSCI Emerging Markets ETF	1,392,432	55,514,167	(0.841%)	9/23/2015	2,217,430

			$340,901,549			$14,148,343

Direxion Daily India Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 9.6%
205,345	PowerShares India Portfolio	$3,435,422

	TOTAL INVESTMENT COMPANIES (Cost $3,565,502)	$3,435,422

SHORT TERM INVESTMENTS - 58.8%
Money Market Funds - 58.8%
12,536,945	Dreyfus Treasury Prime Cash Management 0.00% †† (a)	$12,536,945
3,470,050	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% †† (a)	3,470,050
4,980,385	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	4,980,385

	TOTAL SHORT TERM INVESTMENTS (Cost $20,987,380)	$20,987,380

	TOTAL INVESTMENTS (Cost $24,552,882) - 68.4%(b)	$24,422,802
	Other Assets in Excess of Liabilities - 31.6%(c)	11,264,054

	TOTAL NET ASSETS - 100.0%	$35,686,856

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,987,380.
(c)	Includes $170,000 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	PowerShares India Portfolio	2,645,796	$39,700,510	0.791%	3/21/2014	$4,786,665
Morgan Stanley Capital Services	PowerShares India Portfolio	1,109,661	19,032,177	(0.659)%	4/29/2014	(476,933)
Bank of America Merrill Lynch	PowerShares India Portfolio	731,651	12,750,613	(0.657)%	1/16/2015	(513,521)
Deutsche Bank AG London	PowerShares India Portfolio	1,494,312	23,308,062	0.091%	3/11/2015	1,740,727
BNP Paribas	PowerShares India Portfolio	30,485	532,985	(0.409)%	7/16/2015	(23,016)
BNP Paribas	PowerShares India Portfolio	182,109	3,078,576	(0.409)%	8/20/2015	(32,114)

			$98,402,923			$5,481,808

Direxion Daily Japan Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 43.4%
245,014	iShares MSCI Japan ETF	$2,776,009

	TOTAL INVESTMENT COMPANIES (Cost $2,883,306)	$2,776,009

SHORT TERM INVESTMENTS - 41.2%
Money Market Funds - 41.2%
2,633,378	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,633,378

	TOTAL SHORT TERM INVESTMENTS (Cost $2,633,378)	$2,633,378

	TOTAL INVESTMENTS (Cost $5,516,684) - 84.6% (b)	$5,409,387
	Other Assets in Excess of Liabilities - 15.4%	980,631

	TOTAL NET ASSETS - 100.0%	$6,390,018

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,633,378.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Japan ETF	595,792	$6,527,714	(0.459%)	7/28/2014	$283,157
BNP Paribas	iShares MSCI Japan ETF	18,198	220,478	(0.409%)	6/18/2015	29,382
BNP Paribas	iShares MSCI Japan ETF	699,956	8,353,444	(0.409%)	7/16/2015	(422,196)
BNP Paribas	iShares MSCI Japan ETF	133,070	1,591,027	(0.409%)	8/20/2015	(83,625)

			$16,692,663			$(193,282)

Direxion Daily Japan Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 68.4%
Money Market Funds - 68.4%
1,060,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,060,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,060,000)	$1,060,000

	TOTAL INVESTMENTS (Cost $1,060,000) - 68.4% (b)	$1,060,000
	Other Assets in Excess of Liabilities - 31.6%	489,113

	TOTAL NET ASSETS - 100.0%	$1,549,113

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,060,000.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Japan ETF	267,852	$2,984,258	(0.141%)	7/28/2014	$(85,106)
BNP Paribas	iShares MSCI Japan ETF	15,558	185,725	(0.391%)	7/16/2015	419
BNP Paribas	iShares MSCI Japan ETF	126,791	1,474,958	(0.391%)	8/20/2015	38,296

			$4,644,941			$(46,391)

Direxion Daily Latin America Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 36.7%
181,303	iShares Latin America 40 ETF	$5,981,186

	TOTAL INVESTMENT COMPANIES (Cost $6,485,983)	$5,981,186

SHORT TERM INVESTMENTS - 73.1%
Money Market Funds - 73.1%
11,899,414	Dreyfus Treasury Prime Cash Management, 0.00%(††) (a)	$11,899,414

	TOTAL SHORT TERM INVESTMENTS (Cost $11,899,414)	$11,899,414

	TOTAL INVESTMENTS (Cost $18,385,397) - 109.8% (b)	$17,880,600
	Liabilities in Excess of Other Assets - (9.8)%	(1,589,764)

	TOTAL NET ASSETS - 100.0%	$16,290,836

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $11,899,414.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG London	iShares Latin America 40 ETF	434,678	$16,487,278	(0.409%)	12/18/2014	$(1,941,143)
BNP Paribas	iShares Latin America 40 ETF	170,039	6,337,143	(0.409%)	3/19/2015	(524,999)
BNP Paribas	iShares Latin America 40 ETF	20,610	805,394	(0.409%)	4/16/2015	(114,235)
BNP Paribas	iShares Latin America 40 ETF	111,300	4,310,049	(0.409%)	6/18/2015	(575,275)
Credit Suisse International	iShares Latin America 40 ETF	562,158	20,528,522	(0.359%)	5/19/2014	(1,850,777)
BNP Paribas	iShares Latin America 40 ETF	1,360	48,725	(0.409%)	7/16/2015	(3,874)

			$48,517,111			$(5,010,303)

Direxion Daily Russia Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 14.5%
94,512	Market Vectors® Russia ETF	$2,387,373

	TOTAL INVESTMENT COMPANIES (Cost $2,590,611)	$2,387,373

SHORT TERM INVESTMENTS - 59.6%
Money Market Funds - 59.6%
8,336,140	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$8,336,140
1,120,033	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	1,120,033
320,027	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	320,027

	TOTAL SHORT TERM INVESTMENTS (Cost $9,776,200)	$9,776,200

	TOTAL INVESTMENTS (Cost $12,366,811) - 74.1% (b)	$12,163,573
	Other Assets in Excess of Liabilities - 25.9% (c)	4,256,058

	TOTAL NET ASSETS - 100.0%	$16,419,631

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,776,200.
(c)	Includes $710,00 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Market Vectors® Russia ETF	232,995	$6,184,620	(0.457%)	8/27/2014	$(300,063)
Credit Suisse International	Market Vectors® Russia ETF	1,187,314	29,946,110	0.291%	1/23/2015	1,720,063
Morgan Stanley Capital Services	Market Vectors® Russia ETF	47,462	1,410,853	(0.409%)	3/19/2015	(178,972)
BNP Paribas	Market Vectors® Russia ETF	98,464	2,843,224	(0.409%)	8/11/2015	(357,065)
BNP Paribas	Market Vectors® Russia ETF	45,151	1,241,976	(0.409%)	9/14/2015	(101,571)
Deutsche Bank AG London	Market Vectors® Russia ETF	244,190	6,460,431	(0.159%)	5/18/2016	(116,272)

			$48,087,214			$666,120

Direxion Daily Russia Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 58.2%
Money Market Funds - 58.2%
3,894,076	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$3,894,076
360,028	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	360,028

	TOTAL SHORT TERM INVESTMENTS (Cost $4,254,104)	$4,254,104
	TOTAL INVESTMENTS (Cost $4,254,104) - 58.2% (b)	$4,254,104
	Other Assets in Excess of Liabilities - 41.8%	3,051,482

	TOTAL NET ASSETS - 100.0%	$7,305,586

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,254,104.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Market Vectors® Russia ETF	303,054	$8,586,999	(1.391%)	3/21/2014	$667,648
Bank of America Merrill Lynch	Market Vectors® Russia ETF	195,309	5,196,886	(1.593%)	8/26/2014	256,739
BNP Paribas	Market Vectors® Russia ETF	109,744	3,051,565	(1.591%)	8/11/2015	275,736
BNP Paribas	Market Vectors® Russia ETF	19,981	546,970	(1.591%)	9/14/2015	41,839
Deutsche Bank AG London	Market Vectors® Russia ETF	239,570	6,301,079	(1.841%)	5/18/2016	218,367

			$23,683,499			$1,460,329

Direxion Daily South Korea Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 22.0%
7,881	iShares MSCI South Korea Capped ETF	$465,294

	TOTAL INVESTMENT COMPANIES (Cost $447,869)	$465,294

SHORT TERM INVESTMENTS - 62.4%
Money Market Funds - 62.4%
737,078	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$737,078
130,001	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	130,001
450,062	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	450,062

	TOTAL SHORT TERM INVESTMENTS (Cost $1,317,141)	$1,317,141

	TOTAL INVESTMENTS (Cost $1,765,010) - 84.4% (b)	$1,782,435
	Other Assets in Excess of Liabilities - 15.6%	329,292

	TOTAL NET ASSETS - 100.0%	$2,111,727

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,317,141.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI South Korea Capped ETF	26,821	$1,693,776	(0.459%)	5/27/2014	$(97,953)
BNP Paribas	iShares MSCI South Korea Capped ETF	31,546	1,615,566	(0.409%)	1/22/2015	271,023
Bank of America Merrill Lynch	iShares MS;CI South Korea Capped ETF	13,058	789,280	(0.757%)	3/27/2015	(15,788)
Morgan Stanley Capital Services	iShares MSCI South Korea Capped ETF	27,997	1,576,600	(0.709%)	4/13/2015	96,197

			$5,675,222			$253,479

Direxion Daily South Korea Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 80.7%
Money Market Funds - 80.7%
780,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$780,000
210,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	210,000
220,053	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	220,053

	TOTAL SHORT TERM INVESTMENTS (Cost $1,210,053)	$1,210,053

	TOTAL INVESTMENTS (Cost $1,210,053) - 80.7% (b)	$1,210,053
	Other Assets in Excess of Liabilities - 19.3%	288,842

	TOTAL NET ASSETS - 100.0%	$1,498,895

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,210,053.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI South Korea Capped ETF	22,954	$1,414,412	(1.091%)	6/2/2014	$54,067
Morgan Stanley Capital Services	iShares MSCI South Korea Capped ETF	19,388	1,165,856	(0.741%)	6/11/2014	10,161
BNP Paribas	iShares MSCI South Korea Capped ETF	5,758	356,005	(0.491%)	4/16/2015	10,348
BNP Paribas	iShares MSCI South Korea Capped ETF	19,363	1,232,307	(0.491%)	5/21/2015	70,177
Bank of America Merrill Lynch	iShares MSCI South Korea Capped ETF	8,701	516,627	(0.793%)	5/27/2015	2,828

			$4,685,207			$147,581

Direxion Daily Basic Materials Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 54.6%
58,050	Materials Select Sector SPDR® Fund	$2,556,522

	TOTAL INVESTMENT COMPANIES (Cost $2,672,622)	$2,556,522

SHORT TERM INVESTMENTS - 36.6%
Money Market Funds - 36.6%
1,712,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,712,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,712,000)	$1,712,000

	TOTAL INVESTMENTS (Cost $4,384,622) - 91.2% (b)	$4,268,522
	Other Assets in Excess of Liabilities - 8.8%	409,647

	TOTAL NET ASSETS - 100.0%	$4,678,169

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,712,000.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	Materials Select Sector SPDR® Fund	125,738	$5,773,285	(0.409%)	9/14/2015	$(236,692)
Deutsche Bank AG London	Materials Select Sector SPDR® Fund	134,891	4,238,527	(0.259%)	6/17/2016	1,945,886

			$10,011,812			$1,709,194

Direxion Daily Gold Miners Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 1.9%
566,688	Market Vectors® Gold Miners ETF	$13,305,834

	TOTAL INVESTMENT COMPANIES (Cost $13,426,088)	$13,305,834

SHORT TERM INVESTMENTS - 68.1%
Money Market Funds - 68.1%
415,557,764	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$415,557,764
49,688,554	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	49,688,554

	TOTAL SHORT TERM INVESTMENTS (Cost $465,246,318)	$465,246,318

	TOTAL INVESTMENTS (Cost $478,672,406) - 70.0% (b)	$478,552,152
	Other Assets in Excess of Liabilities - 30.0%	204,939,719

	TOTAL NET ASSETS - 100.0%	$683,491,871

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $465,246,318.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Market Vectors® Gold Miners ETF	11,849,949	$316,788,299	(0.359%)	2/19/2014	$(36,707,270)
Credit Suisse International	Market Vectors® Gold Miners ETF	13,655,701	322,805,333	(0.509%)	4/7/2014	(2,193,239)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	10,227,097	220,803,024	(0.409%)	7/9/2015	19,271,490
BNP Paribas	Market Vectors® Gold Miners ETF	558,362	14,643,186	(0.409%)	5/21/2015	(1,547,587)
BNP Paribas	Market Vectors® Gold Miners ETF	1,000,000	22,014,400	(0.409%)	7/16/2015	1,460,337
BNP Paribas	Market Vectors® Gold Miners ETF	1,000,000	22,674,530	(0.409%)	8/20/2015	800,311
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	48,470,891	1,048,486,813	(0.459%)	12/10/2015	94,653,087

			$1,968,215,585			$75,737,129

Direxion Daily Gold Miners Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 75.6%
Money Market Funds - 75.6%
87,409,605	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$87,409,605
53,147,589	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	53,147,589

	TOTAL SHORT TERM INVESTMENTS (Cost $140,557,194)	$140,557,194

	TOTAL INVESTMENTS (Cost $140,557,194) - 75.6% (b)	$140,557,194
	Other Assets in Excess of Liabilities - 24.4%(c)	45,312,498

	TOTAL NET ASSETS - 100.0%	$185,869,692

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $140,557,194.
(c)	Includes $8,290,000 cash segregated as collateral for swap contracts at January 31, 2014.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Market Vectors® Gold Miners ETF	3,350,000	$90,037,489	(0.441%)	4/3/2014	$10,591,517
Credit Suisse International	Market Vectors® Gold Miners ETF	4,858,440	112,937,480	(0.191%)	12/22/2014	(1,140,221)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	7,500,139	212,534,040	(0.091%)	1/16/2015	34,927,831
BNP Paribas	Market Vectors® Gold Miners ETF	3,570,105	102,638,624	(0.341%)	3/19/2015	18,665,913
BNP Paribas	Market Vectors® Gold Miners ETF	541,570	15,055,613	(0.341%)	4/16/2015	2,320,739
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	3,928,098	86,600,302	0.009%	12/10/2015	(7,406,041)

			$619,803,548			$57,959,738

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 31.9%
461,618	Health Care Select Sector SPDR® Fund	$25,832,143

	TOTAL INVESTMENT COMPANIES (Cost $25,570,573)	$25,832,143

SHORT TERM INVESTMENTS - 38.2%
Money Market Funds - 38.2%
4,999,997	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$4,999,997
14,700,087	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	14,700,087
11,210,447	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	11,210,447

	TOTAL SHORT TERM INVESTMENTS (Cost $30,910,531)	$30,910,531

	TOTAL INVESTMENTS (Cost $56,481,104) - 70.1% (b)	$56,742,674
	Other Assets in Excess of Liabilities - 29.9% (c)	24,217,269

	TOTAL NET ASSETS - 100.0%	$80,959,943

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,910,531.
(c)	Includes $9,720,000 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Health Care Select Sector SPDR® Fund	718,384	$32,292,968	(0.459%)	3/21/2014	$8,315,228
Bank of America Merrill Lynch	Health Care Select Sector SPDR® Fund	1,079,431	58,816,011	(0.457%)	11/25/2014	1,716,026
Morgan Stanley Capital Services	Health Care Select Sector SPDR® Fund	914,605	49,799,979	(0.409%)	4/15/2015	1,472,402
BNP Paribas	Health Care Select Sector SPDR® Fund	361,520	20,136,671	(0.409%)	7/16/2015	87,234
BNP Paribas	Health Care Select Sector SPDR® Fund	385,960	21,942,058	(0.409%)	9/14/2015	(346,131)
Deutsche Bank AG London	Health Care Select Sector SPDR® Fund	418,769	17,808,420	(0.259%)	10/3/2017	5,943,928

			$200,796,107			$17,188,687

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 26.6%
202,996	Market Vectors® Junior Gold Miners ETF	$7,184,028

	TOTAL INVESTMENT COMPANIES (Cost $7,070,749)	$7,184,028

SHORT TERM INVESTMENTS - 51.0%
Money Market Funds - 51.0%
10,092,245	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$10,092,245
3,710,026	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	3,710,026

	TOTAL SHORT TERM INVESTMENTS (Cost $13,802,271)	$13,802,271

	TOTAL INVESTMENTS (Cost $20,873,020) - 77.6% (b)	$20,986,299
	Other Assets in Excess of Liabilities - 22.4% (c)	6,057,131

	TOTAL NET ASSETS - 100.0%	$27,043,430

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $13,802,271.
(c)	Includes $1,210,000 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
BNP Paribas	Market Vectors® Junior Gold Miners ETF	213,379	$6,470,351	(0.409%)	1/15/2015	$1,076,818
BNP Paribas	Market Vectors® Junior Gold Miners ETF	168,261	5,122,194	(0.409%)	2/20/2015	830,449
Credit Suisse International	Market Vectors® Junior Gold Miners ETF	781,792	29,502,925	(0.359%)	4/7/2015	(1,846,284)
Morgan Stanley Capital Services	Market Vectors® Junior Gold Miners ETF	528,655	17,267,020	(0.409%)	12/1/2015	1,437,057
Deutsche Bank AG London	Market Vectors® Junior Gold Miners ETF	397,385	14,314,648	(0.657%)	10/8/2018	(251,838)

			$72,677,138			$1,246,202

Direxion Daily Junior Gold Miners Index Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 80.0%
Money Market Funds - 80.0%
6,248,424	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$6,248,424
2,620,095	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,620,095

	TOTAL SHORT TERM INVESTMENTS (Cost $8,868,519)	$8,868,519

	TOTAL INVESTMENTS (Cost $8,868,519) - 80.0% (b)	$8,868,519
	Other Assets in Excess of Liabilities - 20.0%	2,222,592

	TOTAL NET ASSETS - 100.0%	$11,091,111

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,868,519.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	Market Vectors® Junior Gold Miners ETF	155,409	$5,060,021	(0.441%)	2/20/2015	$(441,374)
Credit Suisse International	Market Vectors® Junior Gold Miners ETF	245,230	9,871,081	(0.191%)	4/7/2015	1,186,487
Morgan Stanley Capital Services	Market Vectors® Junior Gold Miners ETF	280,850	9,794,967	(1.041%)	5/27/2015	(147,353)
Deutsche Bank AG London	Market Vectors® Junior Gold Miners ETF	258,705	8,992,941	(0.242%)	10/8/2018	(162,825)

			$33,719,010			$434,935

Direxion Daily Natural Gas Related Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 9.4%
Oil and Gas Extraction - 8.6%
714	Anadarko Petroleum Corp.	$57,613
649	Apache Corp.	52,089
2,137	Bill Barrett Corp. (a)	59,857
1,548	Cabot Oil & Gas Corp.	61,889
2,071	Chesapeake Energy Corp.	55,731
574	Cimarex Energy Co.	56,240
3,220	Comstock Resources, Inc.	55,223
944	Devon Energy Corp.	55,904
3,080	Encana Corp.	55,348
11,332	EXCO Resources, Inc.	58,133
15,838	Forest Oil Corp. (a)	48,306
3,350	Goodrich Petroleum Corp. (a)	57,687
8,722	Magnum Hunter Resources Corp. (a)	72,829
2,393	Newfield Exploration Co. (a)	59,275
814	Noble Energy, Inc.	50,737
1,822	QEP Resources, Inc.	56,281
2,485	Questar Corp.	57,950
19,617	Quicksilver Resources, Inc. (a)	61,009
702	Range Resources Corp.	60,505
1,449	Southwestern Energy Co. (a)	58,960
2,481	Statoil ASA ADR	58,824
1,774	Stone Energy Corp. (a)	54,905
4,516	Swift Energy Co. (a)	55,908
4,778	Talisman Energy, Inc.	51,363
2,646	Ultra Petroleum Corp. (a)	63,372

		1,435,938

Real Estate - 0.4%
5,699	Penn Virginia Corp. (a)	68,331

Utilities - 0.4%
638	EQT Corp.	59,213

	TOTAL COMMON STOCKS (Cost $1,585,571)	$1,563,482

WARRANTS - 0.0%
Oil and Gas Extraction - 0.0%
1,697	Magnum Hunter Resources Corp - Warrants (a)
	Expiration Date: April 15, 2016
	Exercise Price: $8.50	$—

	TOTAL WARRANTS (Cost $–)	$—

SHORT TERM INVESTMENTS - 49.7%
Money Market Funds - 49.7%
6,966,932	Dreyfus Treasury Prime Cash Management, 0.00% (††) (b)	$6,966,932
1,280,070	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	1,280,070

	TOTAL SHORT TERM INVESTMENTS (Cost $8,247,002)	$8,247,002

	TOTAL INVESTMENTS (Cost $9,832,573) - 59.1% (c)	$9,810,484
	Other Assets in Excess of Liabilities - 40.9%	6,788,382

	TOTAL NET ASSETS - 100.0%	$16,598,866

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2014.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $8,247,002.

ADR - American Depository Receipt

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	265,087	$25,769,370	0.091%	3/14/2014	$5,748,090
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	35,665	4,327,228	0.141%	12/1/2014	(113,573)
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	107,521	10,864,775	(0.309%)	7/17/2015	1,865,627

			$40,961,373			$7,500,144

Direxion Daily Natural Gas Related Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 84.1%
Money Market Funds - 84.1%
2,891,666	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,891,666
1,550,344	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	1,550,344

	TOTAL SHORT TERM INVESTMENTS (Cost $4,442,010)	$4,442,010

	TOTAL INVESTMENTS (Cost $4,442,010) - 84.1%(b)	$4,442,010
	Other Assets in Excess of Liabilities - 15.9%	837,473

	TOTAL NET ASSETS - 100.0%	$5,279,483

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,442,010.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	25,870	$2,810,592	(0.591%)	3/14/2014	$(255,608)
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	54,307	6,440,841	(0.541%)	4/22/2015	24,712
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	53,889	5,723,861	(0.291%)	12/5/2015	(665,499)

			$14,975,294			$(896,395)

Direxion Daily Retail Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 26.3%
Broadcasting (except Internet) - 0.4%
2,500	Liberty Interactive Corp. Class A (a)	$66,775

Building Material and Garden Equipment and Supplies Dealers - 5.0%
6,890	Home Depot, Inc.	529,496
5,131	Lowe’s Companies, Inc.	237,514

		767,010

Clothing and Clothing Accessories Stores - 3.5%
369	Abercrombie & Fitch Co. Class A	13,055
909	American Eagle Outfitters, Inc.	12,299
601	Ascena Retail Group, Inc. (a)	11,275
765	Chicos FAS, Inc.	12,699
127	Dillard’s, Inc. Class A	11,087
336	DSW, Inc. Class A	12,650
708	Foot Locker, Inc.	27,329
1,317	Gap, Inc.	50,151
1,134	L Brands, Inc.	59,376
684	Nordstrom, Inc.	39,296
1,037	Ross Stores, Inc.	70,423
3,395	TJX Companies, Inc.	194,737
508	Urban Outfitters, Inc. (a)	18,197

		532,574

Electronics and Appliance Stores - 0.4%
358	Aaron’s, Inc.	9,627
1,288	Best Buy Co., Inc.	30,319
561	GameStop Corp. Class A	19,674

		59,620

Furniture and Home Furnishings Stores - 0.6%
1,030	Bed Bath & Beyond, Inc. (a)	65,765
461	Williams-Sonoma, Inc.	25,134

		90,899

General Merchandise Stores - 8.8%
275	Big Lots, Inc. (a)	7,367
2,058	Costco Wholesale Corp.	231,237
1,543	Dollar General Corp. (a)	86,902
982	Dollar Tree, Inc. (a)	49,611
454	Family Dollar Stores, Inc.	28,066
1,118	J.C. Penney Co., Inc. (a)	6,618
1,048	Kohl’s Corp.	53,060
1,809	Macy’s, Inc.	96,239
205	Sears Holdings Corp. (a)	7,456
3,026	Target Corp.	171,393
658	Tractor Supply Co.	43,764
7,596	Wal-Mart Stores, Inc.	567,269

		1,348,982

Health and Personal Care Stores - 0.3%
800	Sally Beauty Holdings, Inc. (a)	22,704
300	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	25,713

		48,417

Merchant Wholesalers, Durable Goods - 0.4%
522	O’Reilly Automotive, Inc. (a)	68,372

Merchant Wholesalers, Nondurable Goods - 0.2%
284	CST Brands, Inc.	9,068
276	Nu Skin Enterprises, Inc. Class A	23,502

		32,570

Miscellaneous Store Retailers - 0.5%
488	PetSmart, Inc.	30,744
3,132	Staples, Inc.	41,217

		71,961

Motion Picture and Sound Recording Industries - 0.6%
237	Netflix, Inc. (a)	97,011

Motor Vehicle and Parts Dealers - 1.2%
344	Advance Auto Parts, Inc.	39,495
240	AutoNation, Inc. (a)	11,854
167	AutoZone, Inc. (a)	82,675
1,059	CarMax, Inc. (a)	47,771

		181,795

Nonstore Retailers - 4.1%
1,733	Amazon.com, Inc. (a)	621,610
62	zulily, inc. (a)	2,464

		624,074

Petroleum and Coal Products Manufacturing - 0.1%
226	Murphy USA, Inc. (a)	8,755

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.2%
224	Cabela’s, Inc. (a)	14,977
466	Dick’s Sporting Goods, Inc.	24,465

		39,442

	TOTAL COMMON STOCKS (Cost $4,419,531)	$4,038,257

SHORT TERM INVESTMENTS - 47.1%
Money Market Funds - 47.1%
4,696,336	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$4,696,336
2,560,176	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	2,560,176

	TOTAL SHORT TERM INVESTMENTS (Cost $7,256,512)	$7,256,512

	TOTAL INVESTMENTS - (Cost $11,676,043) - 73.4% (c)	$11,294,769
	Other Assets in Excess of Liabilities - 26.6%	4,099,248

	TOTAL NET ASSETS - 100.0%	$15,394,017

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2014.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,256,512.

Direxion Daily Retail Bull 3X Shares

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell Retail 1000® Index	13,272	$23,448,394	(0.309%)	3/14/2014	$3,993,013
Morgan Stanley Capital Services	Russell Retail 1000® Index	3,440	7,519,396	(0.459%)	1/21/2015	(476,802)
BNP Paribas	Russell Retail 1000® Index	791	1,696,386	(0.409%)	6/11/2015	(73,384)
Deutsche Bank AG London	Russell Retail 1000® Index	2,433	2,866,569	(0.309%)	8/7/2015	2,231,327
BNP Paribas	Russell Retail 1000® Index	649	1,432,032	(0.409%)	8/11/2015	(103,328)

			$36,962,777			$5,570,826

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 18.7%
Computer and Electronic Product Manufacturing - 16.2%
23,979	Advanced Micro Devices, Inc. (a)	$82,248
10,640	Altera Corp.	355,695
8,867	Analog Devices, Inc.	428,010
4,144	Arm Holdings Plc ADR	190,914
14,110	Atmel Corp. (a)	117,959
8,200	Avago Technologies Ltd.	448,048
16,020	Broadcom Corp. Class A	476,755
3,999	Cree, Inc. (a)	241,619
8,544	Freescale Semiconductor Ltd (a)	154,903
35,868	Intel Corp.	880,201
5,522	KLA-Tencor Corp.	339,437
7,759	Linear Technology Corp.	345,586
18,057	LSI Corp.	199,169
16,312	Marvell Technology Group Ltd.	243,538
9,362	Maxim Integrated Products, Inc.	283,294
6,573	Microchip Technology, Inc.	294,865
32,937	Micron Technology, Inc. (a)	758,868
8,157	NXP Semiconductor NV (a)	394,391
14,725	On Semiconductor Corp. (a)	123,101
11,622	QUALCOMM, Inc.	862,585
6,274	SanDisk Corp.	436,357
6,243	Skyworks Solutions, Inc. (a)	188,851
24,115	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	408,026
6,349	Teradyne, Inc. (a)	119,425
19,887	Texas Instruments, Inc.	843,209
8,891	Xilinx, Inc.	412,720

		9,629,774

Machinery Manufacturing - 2.0%
37,665	Applied Materials, Inc.	633,525
3,224	ASML Holding NV ADR	272,847
5,381	Lam Research Corp. (a)	272,333

		1,178,705

Publishing Industries (except Internet) - 0.5%
18,839	NVIDIA Corp.	295,772

	TOTAL COMMON STOCKS (Cost $10,940,216)	$11,104,251

SHORT TERM INVESTMENTS - 35.4%
Money Market Funds - 35.4%
14,186,387	Dreyfus Treasury Prime Cash Management, 0.00% (††) (b)	$14,186,387
1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††) (b)	1
6,896,017	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	6,896,017

	TOTAL SHORT TERM INVESTMENTS (Cost $21,082,405)	$21,082,405

	TOTAL INVESTMENTS (Cost $32,022,621) - 54.1% (c)	$32,186,656
	Other Assets in Excess of Liabilities - 45.9%	27,329,695

	TOTAL NET ASSETS - 100.0%	$59,516,351

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2014.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,082,405.

ADR - American Depository Receipt

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	53,950	$28,763,261	(0.359%)	1/21/2015	$(203,071)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	16,129	8,699,947	(0.159%)	3/11/2015	(159,724)
Credit Suisse International	PHLX Semiconductor Sector Index	246,343	89,068,214	(0.159%)	4/16/2015	43,779,933

			$126,531,422			$43,417,138

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 84.3%
Money Market Funds - 84.3%
16,185,690	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$16,185,690
1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	1
3,133,552	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	3,133,552

	TOTAL SHORT TERM INVESTMENTS (Cost $19,319,243)	$19,319,243

	TOTAL INVESTMENTS (Cost $19,319,243) - 84.3% (b)	$19,319,243
	Other Assets in Excess of Liabilities - 15.7%(c)	3,597,521

	TOTAL NET ASSETS - 100.0%	$22,916,764

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,319,243.
(c)	Includes $600,000 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	PHLX Semiconductor Sector Index	85,230	$39,265,118	(0.241%)	4/1/2014	$(6,331,931)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	25,409	13,428,394	0.009%	11/24/2014	(25,029)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	19,280	10,291,625	(0.241%)	3/11/2015	80,841

			$62,985,137			$(6,276,119)

Direxion Daily Energy Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 2.7%
45,433	Energy Select Sector SPDR® Fund	$3,788,204

	TOTAL INVESTMENT COMPANIES (Cost $4,021,684)	$3,788,204

SHORT TERM INVESTMENTS - 47.6%
Money Market Funds - 47.6%
65,860,966	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$65,860,966

	TOTAL SHORT TERM INVESTMENTS (Cost $65,860,966)	$65,860,966

	TOTAL INVESTMENTS (Cost $69,882,650) - 50.3%(b)	$69,649,170
	Other Assets in Excess of Liabilities - 49.7% (c)	68,716,760

	TOTAL NET ASSETS - 100.0%	$138,365,930

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $65,860,966.
(c)	Includes $595,164 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	Energy Select Sector Index	469,167	$307,931,357	(0.459%)	12/11/2014	$93,821,023
Citibank N.A.	Energy Select Sector Index	22,157	19,041,272	(0.409%)	1/29/2015	(489,711)

			$326,972,629			$93,331,312

Direxion Daily Energy Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 68.3%
Money Market Funds - 68.3%
36,912,134	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$36,912,134
4,175,772	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	4,175,772

	TOTAL SHORT TERM INVESTMENTS (Cost $41,087,906)	$41,087,906

	TOTAL INVESTMENTS (Cost $41,087,906) - 68.3%(b)	$41,087,906
	Other Assets in Excess of Liabilities - 31.7%(c)	19,048,311

	TOTAL NET ASSETS - 100.0%	$60,136,217

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,087,906.
(c)	Includes $360,000 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Energy Select Sector Index	118,015	$95,132,418	(0.041%)	4/1/2014	$(4,847,601)
Citibank N.A.	Energy Select Sector Index	34,016	28,675,550	(0.291%)	1/29/2015	194,380
Morgan Stanley Capital Services	Energy Select Sector Index	17,984	14,927,921	(0.091%)	1/30/2015	(271,817)
BNP Paribas	Energy Select Sector Index	21,693	18,811,706	(0.541%)	5/21/2015	537,021
BNP Paribas	Energy Select Sector Index	2,560	2,217,284	(0.541%)	6/18/2015	68,595
Deutsche Bank AG London	Energy Select Sector Index	21,239	18,509,620	(0.091%)	9/23/2015	694,448

			$178,274,499			$(3,624,974)

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 13.4%
Accommodation - 0.1%
37,206	Host Hotels & Resorts, Inc.	$684,218

Administrative and Support Services - 0.1%
2,458	Alliance Data Systems Corp. (a)	589,084
1,997	Dun & Bradstreet Corp.	219,670
6,023	Equifax, Inc.	421,971
9,715	Moody’s Corp.	724,545

		1,955,270

Amusement, Gambling, and Recreation Industries - 0.0%
3,604	Global Payments, Inc.	238,188

Computer and Electronic Product Manufacturing - 0.0%
4,771	CoreLogic, Inc. (a)	151,956

Credit Intermediation and Related Activities - 5.8%
47,337	American Express Co.	4,024,592
10,069	Ameriprise Financial, Inc.	1,063,689
538,595	Bank of America Corp.	9,021,466
2,241	Bank of Hawaii Corp.	127,244
57,987	Bank of New York Mellon Corp.	1,853,265
3,216	BankUnited, Inc.	100,018
35,057	BB&T Corp.	1,311,482
1,322	BOK Financial Corp.	84,952
29,185	Capital One Financial Corp.	2,060,753
9,794	CapitalSource, Inc.	134,472
10,055	CIT Group, Inc.	468,060
152,024	Citigroup, Inc.	7,210,498
2,333	City National Corp.	168,793
9,325	Comerica, Inc.	427,085
4,035	Commerce Bancshares, Inc.	175,401
2,599	Cullen/Frost Bankers, Inc.	192,378
24,502	Discover Financial Services	1,314,532
7,040	East West Bancorp, Inc.	235,558
43,697	Fifth Third Bancorp	918,511
377	First Citizens BancShares, Inc. Class A	83,408
12,051	First Horizon National Corp.	141,720
17,683	First Niagara Financial Group, Inc.	152,781
5,817	First Republic Bank	282,299
3,393	FleetCor Technologies, Inc. (a)	360,744
9,749	Fulton Financial Corp.	120,400
26,399	Hudson City Bancorp, Inc.	238,647
188,835	JPMorgan Chase & Co.	10,453,906
45,989	KeyCorp	586,820
6,446	M&T Bank Corp.	718,793
1,070	Nationstar Mortgage Holdings, Inc. (a)	29,939
22,026	New York Community Bancorp, Inc.	356,601
11,953	Northern Trust Corp.	719,810
5,177	Ocwen Financial Corp. (a)	228,513
15,467	People’s United Financial, Inc.	219,786
26,451	PNC Financial Services Group, Inc.	2,112,906
5,159	Popular, Inc. (a)	136,198
70,613	Regions Financial Corp.	718,134
2,360	Signature Bank (a)	288,062
22,194	SLM Corp.	505,135
22,785	State Street Corp.	1,525,456
26,988	SunTrust Banks, Inc.	999,096
2,253	SVB Financial Group (a)	252,854
48,875	Synovus Financial Corp.	163,731
8,187	TCF Financial Corp.	131,811
3,937	TFS Financial Corp. (a)	45,197
92,410	U.S. Bancorp	3,671,449
9,954	Valley National Bancorp	96,454
26,102	Visa, Inc. Class A	5,623,154
5,206	Washington Federal, Inc.	113,907
241,210	Wells Fargo & Co.	10,936,461
27,833	Western Union Co.	428,628
9,205	Zions Bancorporation	264,644

		73,600,193

Data Processing, Hosting and Related Services - 0.1%
13,306	Fiserv, Inc. (a)	745,801
8,163	Total System Services, Inc.	243,911

		989,712

Forestry and Logging - 0.1%
8,838	Plum Creek Timber Co., Inc.	380,653
29,091	Weyerhaeuser Co.	869,239

		1,249,892

Funds, Trusts, and Other Financial Vehicles - 0.0%
14,112	American Capital Ltd. (a)	220,288
14,765	Ares Capital Corp.	261,488

		481,776

Insurance Carriers and Related Activities - 3.1%
16,996	ACE Ltd.	1,594,395
23,293	Aflac, Inc.	1,462,335
838	Alleghany Corp. (a)	312,013
1,728	Allied World Assurance Co. Holdings AG	177,846
23,414	Allstate Corp.	1,198,797
3,882	American Financial Group, Inc.	213,199
73,760	American International Group, Inc.	3,537,530
363	American National Insurance Co.	37,752
15,445	Aon PLC	1,242,705
6,649	Arch Capital Group Ltd. (a)	357,783
6,333	Arthur J. Gallagher & Co.	292,775
3,312	Aspen Insurance Holdings Ltd.	128,837
3,632	Assurant, Inc.	237,351
8,422	Assured Guaranty Ltd.	178,125
5,956	Axis Capital Holdings Ltd.	268,139
89,912	Berkshire Hathaway, Inc. Class B (a)	10,034,179
5,889	Brown & Brown, Inc.	185,445
12,950	Chubb Corp.	1,094,793
8,166	Cincinnati Financial Corp.	395,643
1,318	CNA Financial Corp.	51,771
2,152	Endurance Specialty Holdings Ltd.	112,743
1,240	Erie Indemnity Co. Class A	87,011
2,497	Everest Re Group Ltd.	361,466
13,725	Fidelity National Financial, Inc. Class A	432,886
24,634	Genworth Financial, Inc. Class A (a)	363,351
2,200	Hanover Insurance Group, Inc.	122,166
22,776	Hartford Financial Services Group, Inc.	757,302
5,016	HCC Insurance Holdings, Inc.	215,237
3,745	ING US Inc	126,469
2,378	Kemper Corp.	87,391
13,412	Lincoln National Corp.	644,178
15,342	Loews Corp.	684,100
689	Markel Corp. (a)	371,467
27,542	Marsh & McLennan Companies, Inc.	1,258,945
7,079	MBIA, Inc. (a)	77,444
1,342	Mercury General Corp.	61,504
44,667	MetLife, Inc.	2,190,916
12,969	Old Republic International Corp.	202,576
2,703	PartnerRE Ltd.	265,353
14,660	Principal Financial Group, Inc.	638,736
3,088	ProAssurance Corp.	143,468
30,134	Progressive Corp.	700,314
3,919	Protective Life Corp.	192,070
23,182	Prudential Financial, Inc.	1,956,329
3,622	Reinsurance Group of America, Inc.	270,455
2,224	RenaissanceRe Holdings Ltd.	201,739
2,212	StanCorp Financial Group, Inc.	142,121
4,620	Torchmark Corp.	347,193
17,718	Travelers Companies, Inc.	1,440,119
13,337	Unum Group	429,451
5,214	Validus Holdings Ltd.	187,287
5,418	W.R. Berkley Corp.	210,002
310	White Mountains Insurance Group Ltd.	175,057
14,583	XL Group PLC	419,115

		38,877,374

Management of Companies and Enterprises - 0.5%
8,379	Associated Banc-Corp	138,002
22,906	Goldman Sachs Group, Inc.	3,759,333
41,906	Huntington Bancshares, Inc.	380,087
76,076	Morgan Stanley	2,245,003

		6,522,425

Professional, Scientific, and Technical Services - 0.4%
6,056	Broadridge Financial Solutions, Inc.	219,772
2,196	FactSet Research System, Inc.	232,271
4,303	Jack Henry & Associates, Inc.	240,021

2,830	LPL Investment Holdings, Inc.	151,490
58,385	MasterCard, Inc. Class A	4,418,577

		5,262,131

Publishing Industries (except Internet) - 0.1%
6,032	MSCI, Inc. Class A (a)	257,687
18,652	Thomson Reuters Corp.	672,591

		930,278

Real Estate - 1.9%
3,569	Alexandria Real Estate Equities, Inc.	250,294
5,234	American Campus Communities, Inc.	181,934
19,807	American Capital Agency Corp.	414,957
2,535	American Homes 4 Rent	42,284
47,332	Annaly Capital Management, Inc.	509,766
7,289	Apartment Investment & Management Co. Class A	203,873
6,463	AvalonBay Communities, Inc.	798,180
9,309	BioMed Realty Trust, Inc.	181,619
7,580	Boston Properties, Inc.	819,322
7,821	Brandywine Realty Trust	111,449
3,851	BRE Properties, Inc.	227,594
2,371	Brixmor Property Group, Inc.	49,032
4,238	Camden Property Trust	261,993
8,148	CBL & Associates Properties, Inc.	138,435
13,940	CBRE Group, Inc. Class A (a)	369,968
51,339	Chimera Investment Corp.	160,178
5,911	CommonWealth REIT	145,292
4,285	Corporate Office Properties Trust	106,482
5,755	Corrections Corporation of America	193,195
14,808	DDR Corp.	232,041
6,415	Digital Realty Trust, Inc.	327,101
7,122	Douglas Emmett, Inc.	181,112
16,071	Duke Realty Corp.	252,475
4,162	Equity Lifestyle Properties, Inc.	163,608
17,994	Equity Residential	996,508
1,898	Essex Property Trust, Inc.	300,586
5,545	Extra Space Storage, Inc.	253,185
3,259	Federal Realty Investment Trust	355,231
7,889	Forest City Enterprises, Inc. Class A (a)	143,501
3,845	Gaming and Leisure Properties, Inc.	133,421
27,992	General Growth Properties, Inc.	563,759
4,937	Hatteras Financial Corp.	88,570
22,707	HCP, Inc.	888,979
14,216	Health Care REIT, Inc.	823,391
5,566	Healthcare Trust of America, Inc. Class A	59,723
2,840	Home Properties, Inc.	158,330
7,475	Hospitality Properties Trust	192,108
1,973	Howard Hughes Corp. (a)	246,171
2,204	Jones Lang LaSalle, Inc.	251,829
4,069	Kilroy Realty Corp.	214,843
20,422	Kimco Realty Corp.	427,024
6,470	Liberty Property Trust	235,508
6,869	Macerich Co.	388,785
4,393	Mack-Cali Realty Corp.	88,870
18,049	MFA Financial, Inc.	131,577
3,729	Mid-America Apartment Communities, Inc.	240,670
5,914	National Retail Properties, Inc.	196,345
6,102	Omega Healthcare Investors, Inc.	194,898
8,377	Piedmont Office Realty Trust, Inc. Class A	139,645
2,726	Post Properties, Inc.	127,931
24,892	Prologis, Inc.	964,814
7,153	Public Storage	1,127,241
6,296	Rayonier, Inc.	278,661
6,001	Realogy Holdings Corp. (a)	273,466
10,299	Realty Income Corp.	419,993
4,576	Regency Centers Corp.	220,289
6,691	Retail Properties of America, Inc. Class A	88,254
9,397	Senior Housing Properties Trust	211,620
15,490	Simon Property Group, Inc.	2,398,472
4,576	SL Green Realty Corp.	429,092
18,494	Spirit Reality Capital, Inc.	196,036
3,330	St Joe Co. (a)	59,840
9,747	Starwood Property Trust, Inc.	294,359
4,717	Tanger Factory Outlet Centers, Inc.	157,454
3,187	Taubman Centers, Inc.	207,219
18,248	Two Harbors Investment Corp.	179,378
12,528	UDR, Inc.	304,932
14,646	Ventas, Inc.	913,764
9,339	Vornado Realty Trust	857,600
6,086	Weingarten Realty Investors	176,433
2,869	WP Carey Inc.	169,501

		24,091,990

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.0%
2,635	Affiliated Managers Group (a)	524,997
634	Artisan Partners Asset Management, Inc.	40,208
6,524	BlackRock, Inc.	1,960,266
4,360	CBOE Holdings, Inc.	226,807
54,852	Charles Schwab Corp.	1,361,427
15,832	CME Group, Inc.	1,183,600
14,331	E*TRADE Financial Corp. (a)	286,907
5,997	Eaton Vance Corp.	228,306
4,636	Federated Investors, Inc. Class B	124,662
20,524	Franklin Resources, Inc.	1,067,453
2,339	Interactive Brokers Group, Inc. Class A	49,587
5,704	IntercontinentalExchange Group, Inc.	1,190,938
22,216	Invesco Ltd.	738,682
6,401	Lazard Ltd. Class A	273,707
5,552	Legg Mason, Inc.	235,127
1,033	Morningstar, Inc.	79,748
5,566	NASDAQ OMX Group, Inc.	212,343
6,091	Raymond James Financial, Inc.	310,093
7,201	SEI Investments Co.	245,266
12,956	T. Rowe Price Group, Inc.	1,016,269
11,634	TD Ameritrade Holding Corp.	363,563
4,369	Vantiv, Inc. Class A (a)	132,555
4,292	Waddell & Reed Financial, Inc. Class A	278,207

		12,130,718

Telecommunications - 0.2%
19,759	American Tower Corp.	1,598,108
14,643	Fidelity National Information Services, Inc.	742,400

		2,340,508

Wood Product Manufacturing - 0.0%
14,781	Leucadia National Corp.	403,965

	TOTAL COMMON STOCKS (Cost $174,156,492)	$169,910,594

SHORT TERM INVESTMENTS - 51.9%
Money Market Funds - 51.9%
390,441,531	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$390,441,531
133,562,527	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(b)	133,562,527
134,500,270	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	134,500,270

	TOTAL SHORT TERM INVESTMENTS (Cost $658,504,328)	$658,504,328

	TOTAL INVESTMENTS (Cost $832,660,820) - 65.3% (c)	$828,414,922
	Other Assets in Excess of Liabilities - 34.7%	441,225,046

	TOTAL NET ASSETS - 100.0%	$1,269,639,968

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2014.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $658,504,328.

Direxion Daily Financial Bull 3X Shares

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Russell 1000® Financial Services Index	373,761	$440,269,520	(0.359%)	7/17/2014	$(11,603,396)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	479,205	537,594,804	(0.759%)	12/30/2014	13,093,264
Citibank N.A.	Russell 1000® Financial Services Index	299,056	341,972,776	(0.509%)	12/31/2014	1,348,463
Credit Suisse International	Russell 1000® Financial Services Index	1,061,790	768,256,861	(0.499%)	1/23/2015	483,021,051
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	477,413	534,241,092	(0.457%)	1/28/2015	14,904,418
BNP Paribas	Russell 1000® Financial Services Index	51,245	54,604,780	(0.409%)	3/19/2015	4,455,643
BNP Paribas	Russell 1000® Financial Services Index	165,000	183,273,697	(0.409%)	4/16/2015	6,805,649
BNP Paribas	Russell 1000® Financial Services Index	75,000	85,065,260	(0.409%)	5/21/2015	1,202,282
BNP Paribas	Russell 1000® Financial Services Index	49,375	56,739,074	(0.409%)	6/18/2015	(26,503)
BNP Paribas	Russell 1000® Financial Services Index	133,674	157,224,782	(0.409%)	7/16/2015	(3,827,354)
BNP Paribas	Russell 1000® Financial Services Index	10,285	12,278,425	(0.409%)	8/20/2015	(490,779)

			$3,171,521,071			$508,882,738

Direxion Daily Financial Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 75.5%
Money Market Funds - 75.5%
193,970,938	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$193,970,938
44,431,443	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%(††)(a)	44,431,443
29,506,346	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	29,506,346

	TOTAL SHORT TERM INVESTMENTS (Cost $267,908,727)	$267,908,727

	TOTAL INVESTMENTS (Cost $267,908,727) - 75.5% (b)	$267,908,727
	Other Assets in Excess of Liabilities - 24.5%	86,997,585

	TOTAL NET ASSETS - 100.0%	$354,906,312

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $267,908,727.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	Russell 1000® Financial Services Index	324,045	$358,475,523	(0.441%)	4/1/2014	$(15,222,360)
Citibank N.A.	Russell 1000® Financial Services Index	78,053	89,514,246	(0.591%)	12/31/2014	(368,085)
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	142,108	161,268,328	(0.443%)	1/16/2015	(2,138,970)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	131,430	148,417,388	(0.441%)	1/21/2015	(3,011,231)
BNP Paribas	Russell 1000® Financial Services Index	37,074	39,945,918	(0.641%)	4/16/2015	(2,842,635)
BNP Paribas	Russell 1000® Financial Services Index	73,850	81,928,310	(0.641%)	5/21/2015	(3,134,215)
BNP Paribas	Russell 1000® Financial Services Index	10,000	11,446,510	(0.641%)	6/18/2015	(66,918)
BNP Paribas	Russell 1000® Financial Services Index	25,651	30,284,592	(0.641%)	7/16/2015	822,279
BNP Paribas	Russell 1000® Financial Services Index	40,000	46,042,790	(0.641%)	8/20/2015	188,352
Deutsche Bank AG London	Russell 1000® Financial Services Index	67,012	78,406,387	(0.341%)	8/21/2017	1,585,572

			$1,045,729,992			$(24,188,211)

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 8.9%
157,883	Vanguard REIT ETF	$10,628,684

	TOTAL INVESTMENT COMPANIES (Cost $10,598,528)	$10,628,684

SHORT TERM INVESTMENTS - 55.4%
Money Market Funds - 55.4%
60,644,820	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$60,644,820
5,570,043	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	5,570,043

	TOTAL SHORT TERM INVESTMENTS (Cost $66,214,863)	$66,214,863

	TOTAL INVESTMENTS (Cost $76,813,391) - 64.3% (b)	$76,843,547
	Other Assets in Excess of Liabilities - 35.7% (c)	42,686,508

	TOTAL NET ASSETS - 100.0%	$119,530,055

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $66,214,863.
(c)	Includes $3,070,000 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	MSCI US REIT IndexSM	118,551	$85,293,981	(0.359%)	7/17/2014	$33,066,236
Credit Suisse International	MSCI US REIT IndexSM	93,410	69,106,340	(0.409%)	1/23/2015	23,944,258
BNP Paribas	MSCI US REIT IndexSM	43,190	38,876,716	(0.409%)	3/19/2015	1,822,335
Bank of America Merrill Lynch	MSCI US REIT IndexSM	36,268	32,881,172	(0.507%)	3/27/2015	890,694
BNP Paribas	MSCI US REIT IndexSM	19,438	17,872,634	(0.409%)	4/16/2015	394,804
BNP Paribas	MSCI US REIT IndexSM	19,210	17,239,006	(0.409%)	6/18/2015	710,719
BNP Paribas	MSCI US REIT IndexSM	18,593	16,771,928	(0.409%)	7/16/2015	533,345
BNP Paribas	MSCI US REIT IndexSM	26,075	24,034,605	(0.409%)	8/20/2015	188,786

			$302,076,382			$61,551,177

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 78.8%
Money Market Funds - 78.8%
2,842,359	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,842,359
4,720,069	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	4,720,069
3,892,716	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	3,892,716

	TOTAL SHORT TERM INVESTMENTS (Cost $11,455,144)	$11,455,144

	TOTAL INVESTMENTS (Cost $11,455,144) - 78.8% (b)	$11,455,144
	Other Assets in Excess of Liabilities - 21.2%	3,075,427

	TOTAL NET ASSETS - 100.0%	$14,530,571

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $11,455,144.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	MSCI US REIT IndexSM	4,909	$4,563,392	(0.791%)	3/10/2014	$(157,693)
Deutsche Bank AG London	MSCI US REIT IndexSM	2,125	1,990,316	(0.741%)	7/17/2014	(41,173)
Bank of America Merrill Lynch	MSCI US REIT IndexSM	19,549	17,764,923	(0.543%)	1/15/2015	(389,353)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	16,735	15,532,517	(0.591%)	1/21/2015	(227,728)
BNP Paribas	MSCI US REIT IndexSM	118	105,081	(0.791%)	7/16/2015	(4,628)
BNP Paribas	MSCI US REIT IndexSM	3,510	3,203,009	(0.791%)	8/20/2015	(58,835)

			$43,159,238			$(879,410)

Direxion Daily Technology Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 3.3%
119,972	Technology Select Sector SPDR Fund	$4,177,425

	TOTAL INVESTMENT COMPANIES (Cost $4,195,421)	$4,177,425

SHORT TERM INVESTMENTS - 59.2%
Money Market Funds - 59.2%
49,176,884	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$49,176,884
25,339,449	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	25,339,449

	TOTAL SHORT TERM INVESTMENTS (Cost $74,516,333)	$74,516,333

	TOTAL INVESTMENTS (Cost $78,711,754) - 62.5% (b)	$78,693,758
	Other Assets in Excess of Liabilities - 37.5%	47,228,033

	TOTAL NET ASSETS - 100.0%	$125,921,791

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $74,516,333.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
BNP Paribas	Technology Select Sector Index	45,981	$14,003,900	(0.409%)	3/20/2014	$2,370,458
BNP Paribas	Technology Select Sector Index	18,474	5,378,880	(0.409%)	5/15/2014	1,189,944
Credit Suisse International	Technology Select Sector Index	493,728	150,189,552	(0.459%)	5/19/2014	24,051,834
BNP Paribas	Technology Select Sector Index	1,385	411,358	(0.409%)	8/21/2014	78,796
BNP Paribas	Technology Select Sector Index	1,215	391,126	(0.409%)	3/19/2015	35,143
BNP Paribas	Technology Select Sector Index	7,055	2,295,309	(0.409%)	4/16/2015	179,943
BNP Paribas	Technology Select Sector Index	12,612	4,273,422	(0.409%)	5/21/2015	144,054
BNP Paribas	Technology Select Sector Index	5,501	1,920,398	(0.409%)	6/18/2015	1,473
Bank of America Merrill Lynch	Technology Select Sector Index	286,918	99,445,009	(0.610%)	7/29/2015	659,309
Deutsche Bank AG London	Technology Select Sector Index	198,016	67,831,152	(0.659%)	5/10/2016	1,370,747

			$346,140,106			$30,081,701

Direxion Daily Technology Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 85.2%
Money Market Funds - 85.2%
11,186,202	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$11,186,202
3,535,634	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	3,535,634

	TOTAL SHORT TERM INVESTMENTS (Cost $14,721,836)	$14,721,836

	TOTAL INVESTMENTS (Cost $14,721,836) - 85.2% (b)	$14,721,836
	Other Assets in Excess of Liabilities - 14.8% (c)	2,561,343

	TOTAL NET ASSETS - 100.0%	$17,283,179

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,721,836.
(c)	Includes $400,000 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Technology Select Sector Index	85,350	$25,784,275	(0.091%)	3/10/2014	$(4,417,279)
Deutsche Bank AG London	Technology Select Sector Index	23,285	8,113,746	(0.341%)	6/30/2014	(15,611)
Bank of America Merrill Lynch	Technology Select Sector Index	39,991	13,859,281	(0.391%)	7/29/2015	(94,532)

			$47,757,302			$(4,527,422)

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 66.2%
Money Market Funds - 66.2%
2,282,915	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$2,282,915
250,000	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	250,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,532,915)	$2,532,915

	TOTAL INVESTMENTS (Cost $2,532,915) - 66.2% (b)	$2,532,915
	Other Assets in Excess of Liabilities - 33.8%	1,290,439

	TOTAL NET ASSETS - 100.0%	$3,823,354

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,532,915.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	17,035	$1,725,841	0.191%	4/28/2015	$19,304
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	91,506	9,418,739	(0.409%)	5/21/2015	(19,421)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,135	115,210	(0.409%)	6/18/2015	1,131
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,115	111,226	(0.409%)	7/16/2015	2,779
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,353	137,853	(0.409%)	8/20/2015	525

			$11,508,869			$4,318

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 59.0%
Money Market Funds - 59.0%
33,997,420	Dreyfus Treasury Prime Cash Management, 0.00%(††)(a)	$33,997,420

	TOTAL SHORT TERM INVESTMENTS (Cost $33,997,420)	$33,997,420

	TOTAL INVESTMENTS (Cost $33,997,420) - 59.0% (b)	$33,997,420
	Other Assets in Excess of Liabilities - 41.0%	23,636,924

	TOTAL NET ASSETS - 100.0%	$57,634,344

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,997,420.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	855,409	$90,761,957	(0.591%)	3/21/2014	$1,763,492
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	191,297	19,288,238	(1.591%)	6/18/2015	(434,932)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	168,086	16,766,678	(1.591%)	7/16/2015	(465,180)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	87,874	8,860,819	(1.591%)	8/20/2015	(131,720)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	387,833	38,905,338	(1.691%)	9/17/2015	(1,202,942)

			$174,583,030			$(471,282)

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 10.6%
25,661	iShares 20+ Year Treasury Bond ETF	$2,778,573

	TOTAL INVESTMENT COMPANIES (Cost $2,697,666)	$2,778,573

SHORT TERM INVESTMENTS - 50.2%
Money Market Funds - 50.2%
6,176,125	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$6,176,125
3,340,003	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††) (a)	3,340,003
3,580,852	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	3,580,852

	TOTAL SHORT TERM INVESTMENTS (Cost $13,096,980)	$13,096,980

	TOTAL INVESTMENTS (Cost $15,794,646) - 60.8% (b)	$15,875,553
	Other Assets in Excess of Liabilities - 39.2%	10,219,725

	TOTAL NET ASSETS - 100.0%	$26,095,278

Percentages are stated as a percent of net assets.

(† †)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,096,980.

Long Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	142,532	$15,202,525	0.191%	3/6/2014	$398,369
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	153,951	16,486,792	0.091%	3/10/2014	392,577
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	90,634	9,442,191	(0.159%)	1/12/2015	499,140
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	125,641	13,377,809	0.043%	1/28/2015	230,362
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	184,580	19,177,874	0.141%	9/17/2015	838,992

			$73,687,191			$2,359,440

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 73.9%
Money Market Funds - 73.9%
274,703,433	Dreyfus Treasury Prime Cash Management, 0.00%(††) (a)	$274,703,433
111,100,270	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††) (a)	111,100,270
71,971,065	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	71,971,065

	TOTAL SHORT TERM INVESTMENTS (Cost $457,774,768)	$457,774,768

	TOTAL INVESTMENTS (Cost $457,774,768) - 73.9% (b)	$457,774,768
	Other Assets in Excess of Liabilities - 26.1%	161,554,594

	TOTAL NET ASSETS - 100.0%	$619,329,362

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $457,774,768.

Short Equity Swap Contracts

January 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	3,697,689	$429,695,543	(0.591%)	4/7/2014	$18,598,358
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	2,389,172	287,825,515	(0.691%)	5/9/2014	21,961,025
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	3,919,760	404,163,856	(0.741%)	1/12/2015	(23,348,568)
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	3,699,852	385,318,868	(1.043%)	1/28/2015	(17,448,177)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	3,452,835	357,855,483	(0.541%)	9/17/2015	(16,878,802)

			$1,864,859,265			$(17,116,164)

Direxion Zacks MLP High Income Shares

Schedule of Investments

January 31, 2014 (Unaudited)

Shares		Value
MASTER LIMITED PARTNERSHIPS - 99.5%
Chemical Manufacturing - 3.9%
21,655	CVR Partners LP	$384,809

Merchant Wholesalers, Nondurable Goods - 8.4%
17,551	Crestwood Midstream Partners LP	405,428
12,218	NGL Energy Partners LP	427,508

		832,936

Mining (except Oil and Gas) - 8.8%
5,064	Alliance Resource Partners LP	417,274
12,673	Hi-Crush Partners LP	462,184

		879,458

Nonstore Retailers - 7.7%
16,814	Ferrellgas Partners LP	411,775
8,061	Suburban Propane Partners LP	357,102

		768,877

Oil and Gas Extraction - 12.5%
10,436	EV Energy Partners LP	375,070
13,876	Linn Energy LLC	455,410
13,649	Vanguard Natural Resources LLC	411,927

		1,242,407

Petroleum and Coal Products Manufacturing - 12.2%
28,221	Alon USA Partners LP	433,475
12,894	Calumet Specialty Products Partners LP	374,829
16,525	Northern Tier Energy LP	408,167

		1,216,471

Pipeline Transportation - 39.1%
5,714	Buckeye Partners LP	417,065
7,912	DCP Midstream Partners LP	397,420
9,477	El Paso Pipeline Partners LP	310,940
7,256	Energy Transfer Partners LP	402,781
4,763	Kinder Morgan Energy Partners LP	378,563
8,914	NuStar Energy LP	441,243
15,657	NuStar GP Holdings LLC	440,431
7,376	Targa Resources Partners LP	387,314
7,535	TC Pipelines LP	350,528
7,475	Williams Partners LP	374,498

		3,900,783

Support Activities for Mining - 6.9%
18,470	Memorial Production Partners LP	405,047
17,961	Natural Resource Partners LP	283,066

		688,113

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $9,943,559)	$9,913,854

SHORT TERM INVESTMENTS - 0.0%(†)
Money Market Funds - 0.0%(†)
514	Short Term Investments Trust Treasury Portfolio, 0.02% (a)	$514

	TOTAL SHORT TERM INVESTMENTS (Cost $514)	$514

	TOTAL INVESTMENTS (Cost $9,944,073) - 99.5%	$9,914,368
	Other Assets in Excess of Liabilities - 0.5%	54,333

	TOTAL NET ASSETS - 100.0%	$9,968,701

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2014.
(†)	Less than 0.05%.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

	Direxion All Cap Insider Sentiment Shares	Direxion S&P 500® DRRC Index Volatility Response Shares	Direxion NASDAQ-100® Equal Weighted Index Shares
Cost of investments	$23,227,732	$20,489,978	$22,971,166
Gross unrealized appreciation	$541,418	$1,123,000	$965,954
Gross unrealized depreciation	$(724,970)	$(44,430)	$(5,660)

Net unrealized appreciation/(depreciation)	$(183,552)	$1,078,570	$960,294

	Direxion Daily Total Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares
Cost of investments	$420,253	$312,632	$1,865,655
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Cost of investments	$1,190,137	$220,313,567	$153,529,733
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(580,183)	$(0)

Net unrealized appreciation/(depreciation)	$0	$(580,183)	$0

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares
Cost of investments	$34,422,591	$8,643,244	$536,756,136
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(128,596)	$(0)	$(634,385)

Net unrealized appreciation/(depreciation)	$(128,596)	$0	$(634,385)

	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily Brazil Bull 3X Shares	Direxion Daily Brazil Bear 3X Shares
Cost of investments	$435,734,672	$6,269,798	$2,900,502
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(419,811)	$(0)

Net unrealized appreciation/(depreciation)	$0	$(419,811)	$0

	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily FTSE Europe Bear 3X Shares	Direxion Daily Developed Markets Bull 3X Shares
Cost of investments	$88,757,066	$11,778,647	$2,718,149	$2,892,334	$29,396,064
Gross unrealized appreciation	$0	$0	$0	$0	$0
Gross unrealized depreciation	$(1,248,305)	$(0)	$(51,835)	$(0)	$(202,003)

Net unrealized appreciation/(depreciation)	$(1,248,305)	$0	$(51,835)	$0	$(202,003)

	Direxion Daily Developed Markets Bear 3X Shares	Direxion Daily Emerging Markets Bull 3X Shares			Direxion Daily Emerging Markets Bear 3X Shares
Cost of investments	$6,779,570	$285,537,225			$77,111,903
Gross unrealized appreciation	$0	$0			$0
Gross unrealized depreciation	$(0)	$(3,486,895)			$(0)

Net unrealized appreciation/(depreciation)	$0	$(3,486,895)			$0

	Direxion Daily India Bull 3X Shares	Direxion Daily Japan Bull 3X Shares			Direxion Daily Japan Bear 3X Shares
Cost of investments	$24,579,720	$5,516,684			$1,060,000
Gross unrealized appreciation	$0	$0			$0
Gross unrealized depreciation	$(156,918)	$(107,297)			$(0)

Net unrealized appreciation/(depreciation)	$(156,918)	$(107,297)			$0

	Direxion Daily Latin America Bull 3X Shares	Direxion Daily Russia Bull 3X Shares			Direxion Daily Russia Bear 3X Shares
Cost of investments	$18,385,397	$12,366,811			$4,254,104
Gross unrealized appreciation	$0	$0			$0
Gross unrealized depreciation	$(504,797)	$(203,238)			$(0)

Net unrealized appreciation/(depreciation)	$(504,797)	$(203,238)			$0

	Direxion Daily South Korea Bull 3X Shares	Direxion Daily South Korea Bear 3X Shares			Direxion Daily Basic Materials Bull 3X Shares
Cost of investments	$1,765,010	$1,210,053			$4,384,622
Gross unrealized appreciation	$17,425	$0			$0
Gross unrealized depreciation	$(0)	$(0)			$(116,100)

Net unrealized appreciation/(depreciation)	$17,425	$0			$(116,100)

	Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares
Cost of investments	$493,452,973	$140,557,194	$56,481,104
Gross unrealized appreciation	$0	$0	$261,570
Gross unrealized depreciation	$(14,900,821)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$(14,900,821)	$0	$261,570

	Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares	Direxion Daily Natural Gas Related Bull 3X Shares
Cost of investments	$20,873,020	$8,868,519	$9,833,860
Gross unrealized appreciation	$113,279	$0	$92,862
Gross unrealized depreciation	$(0)	$(0)	$(116,238)

Net unrealized appreciation/(depreciation)	$113,279	$0	$(23,376)

	Direxion Daily Natural Gas Related Bear 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily Semiconductor Bull 3X Shares
Cost of investments	$4,442,010	$11,676,079	$32,022,621
Gross unrealized appreciation	$0	$28,337	$352,207
Gross unrealized depreciation	$(0)	$(409,647)	$(188,172)

Net unrealized appreciation/(depreciation)	$0	$(381,310)	$164,035

	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Cost of investments	$19,319,243	$69,882,650	$41,087,906
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(233,480)	$(0)

Net unrealized appreciation/(depreciation)	$0	$(233,480)	$0

	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Real Estate Bull 3X Shares
Cost of investments	$832,665,933	$267,908,727	$76,811,569
Gross unrealized appreciation	$231,576	$0	$31,978
Gross unrealized depreciation	$(4,482,587)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$(4,251,011)	$0	$31,978

	Direxion Daily Real Estate Bear 3X Shares	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Cost of investments	$11,455,144	$78,711,754	$14,721,836
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(17,996)	$(0)

Net unrealized appreciation/(depreciation)	$0	$(17,996)	$0

	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares
Cost of investments	$2,532,915	$33,997,420	$15,794,646
Gross unrealized appreciation	$0	$0	$80,907
Gross unrealized depreciation	$(0)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$0	$0	$80,907

	Direxion Daily 20+ Year Treasury Bear 3X Shares
Cost of investments	$457,774,768
Gross unrealized appreciation	$0
Gross unrealized depreciation	$(0)

Net unrealized appreciation/(depreciation)	$0

	Direxion Zacks MLP High Income Shares
Cost of investments	$9,944,073
Gross unrealized appreciation	$141,393
Gross unrealized depreciation	$(171,098)

Net unrealized appreciation/(depreciation)	$(29,705)

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report. The Direxion Daily FTSE Europe Bull 3X Shares and the Direxion Daily FTSE Europe Bear 3X Shares commenced operations on January 15, 2014. The Direxion Zacks MLP High Income Shares commenced operations on January 23, 2014.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 -	Quoted prices in active markets for identical securities

Level 2 -	Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of January 31, 2014:

	Direxion All Cap Insider Sentiment Shares				Direxion S&P 500® DRRC Index Volatility Response Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$23,044,180	$—	$—	$23,044,180	$21,518,460	$—	$—	$21,518,460
Short-Term Investments	—	—	—	—	50,088	—	—	50,088

	Direxion NASDAQ-100® Equal Weighted Index Shares				Direxion Daily Total Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$23,931,460	$—	$—	$23,931,460	$—	$—	$—	$—
Short-Term Investments	—	—	—	—	420,253	—	—	420,253
Other Financial Instruments**	—	—	—	—	—	(64,034)	—	(64,034)

	Direxion Daily 7-10 Year Treasury Bear 1X Shares				Direxion Daily 20+ Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$312,632	$—	$—	$312,632	$1,865,655	$—	$—	$1,865,655
Other Financial Instruments**	—	7,392	—	7,392	—	264,544	—	264,544

	Direxion Daily Total Bond Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,190,137	$—	$—	$1,190,137
Other Financial Instruments**	—	(55,451)	—	(55,451)

	Direxion Daily S&P 500® Bull 3X Shares				Direxion Daily S&P 500® Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$20,192,249	$—	$—	$20,192,249	$—	$—	$—	$—
Short-Term Investments	199,541,135	—	—	199,541,135	153,529,733	—	—	153,529,733
Other Financial Instruments**	—	45,634,129	—	45,634,129	—	(25,340,133)	—	(25,340,133)

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$4,224,257	$—	$—	$4,224,257	$—	$—	$—	$—
Short-Term Investments	30,069,738	—	—	30,069,738	8,643,244	—	—	8,643,244
Other Financial Instruments**	—	18,245,395	—	18,245,395	—	(1,512,750)	—	(1,512,750)

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$39,256,000	$—	$—	$39,256,000	$—	$—	$—	$—
Short-Term Investments	496,865,751	—	—	496,865,751	435,734,672	—	—	435,734,672
Other Financial Instruments**	—	279,482,934	—	279,482,934	—	(63,023,109)	—	(63,023,109)

	Direxion Daily Brazil Bull 3X Shares				Direxion Daily Brazil Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$2,102,636	$—	$—	$2,102,636	$—	$—	$—	$—
Short-Term Investments	3,747,351	—	—	3,747,351	2,900,502	—	—	2,900,502
Other Financial Instruments**	—	(1,339,205)	—	(1,339,205)	—	1,937,612	—	1,937,612

	Direxion Daily FTSE China Bull 3X Shares				Direxion Daily FTSE China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$16,330,336	$—	$—	$16,330,336	$—	$—	$—	$—
Short-Term Investments	71,178,425	—	—	71,178,425	11,778,647	—	—	11,778,647
Other Financial Instruments**	—	(24,091,309)	—	(24,091,309)	—	2,808,973	—	2,808,973

	Direxion Daily FTSE Europe Bull 3X Shares				Direxion Daily FTSE Europe Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$976,314	$—	$—	$976,314	$—	$—	$—	$—
Short-Term Investments	1,690,000	—	—	1,690,000	2,892,334	—	—	2,892,334
Other Financial Instruments**	—	(482,657)	—	(482,657)	—	612,002	—	612,002

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$3,746,184	$—	$—	$3,746,184	$—	$—	$—	$—
Short-Term Investments	25,447,877	—	—	25,447,877	6,779,570	—	—	6,779,570
Other Financial Instruments**	—	4,245,824	—	4,245,824	—	(797,874)	—	(797,874)

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$54,832,935	$—	$—	$54,832,935	$—	$—	$—	$—
Short-Term Investments	227,217,395	—	—	227,217,395	77,111,903	—	—	77,111,903
Other Financial Instruments**	—	(51,355,426)	—	(51,355,426)	—	14,148,343	—	14,148,343

	Direxion Daily India Bull 3X Shares				Direxion Daily Japan Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$3,435,422	$—	$—	$3,435,422	$2,776,009	$—	$—	$2,776,009
Short-Term Investments	20,987,380	—	—	20,987,380	2,633,378	—	—	2,633,378
Other Financial Instruments**	—	5,481,808	—	5,481,808	—	(193,282)	—	(193,282)

	Direxion Daily Japan Bear 3X Shares				Direxion Daily Latin America Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$5,981,186	$—	$—	$5,981,186
Short-Term Investments	1,060,000	—	—	1,060,000	11,899,414	—	—	11,899,414
Other Financial Instruments**	—	(46,391)	—	(46,391)	—	(5,010,303)	—	(5,010,303)

	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$2,387,373	$—	$—	$2,387,373	$—	$—	$—	$—
Short-Term Investments	9,776,200	—	—	9,776,200	4,254,104	—	—	4,254,104
Other Financial Instruments**	—	666,120	—	666,120	—	1,460,329	—	1,460,329

	Direxion Daily South Korea Bull 3X Shares				Direxion Daily South Korea Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$465,294	$—	$—	$465,294	$—	$—	$—	$—
Short-Term Investments	1,317,141	—	—	1,317,141	1,210,053	—	—	1,210,053
Other Financial Instruments**	—	253,479	—	253,479	—	147,581	—	147,581

	Direxion Daily Basic Materials Bull 3X Shares				Direxion Daily Gold Miners Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$2,556,522	$—	$—	$2,556,522	$13,305,834	$—	$—	$13,305,834
Short-Term Investments	1,712,000	—	—	1,712,000	465,246,318	—	—	465,246,318
Other Financial Instruments**	—	1,709,194	—	1,709,194	—	75,737,129	—	75,737,129

	Direxion Daily Gold Miners Bear 3X Shares				Direxion Daily Healthcare Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$25,832,143	$—	$—	$25,832,143
Short-Term Investments	140,557,194	—	—	140,557,194	30,910,531	—	—	30,910,531
Other Financial Instruments**	—	57,959,738	—	57,959,738	—	17,188,687	—	17,188,687

	Direxion Daily Junior Gold Miners Index Bull 3X Shares				Direxion Daily Junior Gold Miners Index Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$7,184,028	$—	$—	$7,184,028	$—	$—	$—	$—
Short-Term Investments	13,802,271	—	—	13,802,271	8,868,519	—	—	8,868,519
Other Financial Instruments**	—	1,246,202	—	1,246,202	—	434,935	—	434,935

	Direxion Daily Natural Gas Related Bull 3X Shares				Direxion Daily Natural Gas Related Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,563,482	$—	$—	$1,563,482	$—	$—	$—	$—
Short-Term Investments	8,247,002	—	—	8,247,002	4,442,010	—	—	4,442,010
Other Financial Instruments**	—	7,500,144	—	7,500,144	—	(896,395)	—	(896,395)

	Direxion Daily Retail Bull 3X Shares
	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,038,257	$—	$—	$4,038,257
Short-Term Investments	7,256,512	—	—	7,256,512
Other Financial Instruments**	—	5,570,826	—	5,570,826

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$11,104,251	$—	$—	$11,104,251	$—	$—	$—	$—
Short-Term Investments	21,082,405	—	—	21,082,405	19,319,243	—	—	19,319,243
Other Financial Instruments**	—	43,417,138	—	43,417,138	—	(6,276,119)	—	(6,276,119)

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$3,788,204	$—	$—	$3,788,204	$—	$—	$—	$—
Short-Term Investments	65,860,966	—	—	65,860,966	41,087,906	—	—	41,087,906
Other Financial Instruments**	—	93,331,312	—	93,331,312	—	(3,624,974)	—	(3,624,974)

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$169,910,594	$—	$—	$169,910,594	$—	$—	$—	$—
Short-Term Investments	658,504,328	—	—	658,504,328	267,908,727	—	—	267,908,727
Other Financial Instruments**	—	508,882,738	—	508,882,738	—	(24,188,211)	—	(24,188,211)

	Direxion Daily Real Estate Bull 3X Shares				Direxion Daily Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$10,628,684	$—	$—	$10,628,684	$—	$—	$—	$—
Short-Term Investments	66,214,863	—	—	66,214,863	11,455,144	—	—	11,455,144
Other Financial Instruments**	—	61,551,177	—	61,551,177	—	(879,410)	—	(879,410)

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$4,177,425	$—	$—	$4,177,425	$—	$—	$—	$—
Short-Term Investments	74,516,333	—	—	74,516,333	14,721,836	—	—	14,721,836
Other Financial Instruments**	—	30,081,701	—	30,081,701	—	(4,527,422)	—	(4,527,422)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Fixed Income*	$—	$—	$—	$—	$—	$—	$—	$—
Short-Term Investments	2,532,915	—	—	2,532,915	33,997,420	—	—	33,997,420
Other Financial Instruments**	—	4,318	—	4,318	—	(471,282)	—	(471,282)

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Fixed Income*	$2,778,573	$—	$—	$2,778,573	$—	$—	$—	$—
Short-Term Investments	13,096,980	—	—	13,096,980	457,774,768	—	—	457,774,768
Other Financial Instruments**	—	2,359,440	—	2,359,440	—	(17,116,164)	—	(17,116,164)

	Direxion Zacks MLP Shares
	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$9,913,854	$—	$—	$9,913,854
Short-Term Investments	514	—	—	514
Other Financial Instruments**	—	—	—	—

*	For further detail on each asset class, see the Schedule of Investments.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer, President

Date	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer, President

Date	March 25, 2014

By (Signature and Title)	/s/ Patrick J. Rudnck
Patrick J. Rudnick,
Principal Financial Officer, Treasurer

Date	March 24, 2014